    As filed with the Securities and Exchange Commission on April 10, 2002.
                                                              File No. 333-60515

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 5 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.       Exact name of trust:  ICMG Registered Variable Life Separate Account A

B.       Name of depositor: Hartford Life Insurance Company

C.       Complete address of depositor's principal executive offices:

         P.O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty, Esq.
         Hartford Life Insurance Company
         P.O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

         ___  immediately upon filing pursuant to paragraph (b) of Rule 485
         _X_  on May 1, 2002 pursuant to paragraph (b) of Rule 485
         ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ___  on ___________ pursuant to paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the
         Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF FORM N-8B-2       CAPTION IN PROSPECTUS
-----------------------       ---------------------
          1.                  Cover Page
          2.                  Cover Page
          3.                  Not Applicable
          4.                  Statement of Additional Information - Distribution of
                              the Policies
          5.                  About Us - ICMG Registered Life Separate Account A
          6.                  About Us - ICMG Registered Life Separate Account A
          7.                  Not required by Form S-6
          8.                  Not required by Form S-6
          9.                  Legal Proceedings
          10.                 About Us - ICMG Registered Variable Life Separate
                              Account A; The Funds
          11.                 About Us - ICMG Registered Variable Life Separate
                              Account A; The Funds
          12.                 About Us - The Funds
          13.                 Fee Table;  Charges and Deductions
          14.                 Premiums
          15.                 Premiums
          16.                 Premiums
          17.                 Making Withdrawals From Your Policy
          18.                 About Us - The Funds; Charges and Deductions
          19.                 Your Policy - Contract Rights
          20.                 Not Applicable
          21.                 Loans
          22.                 Not Applicable
          23.                 Not Applicable
          24.                 Not Applicable
          25.                 About Us - Hartford Life Insurance Company
          26.                 Not Applicable
          27.                 About Us - Hartford Life Insurance Company
          28.                 Statement of Additional Information - General
                              Information and History
          29.                 About Us - Hartford Life Insurance Company
          30.                 Not Applicable
          31.                 Not Applicable
          32.                 Not Applicable
          33.                 Not Applicable
          34.                 Not Applicable

ITEM NO. OF FORM N-8B-2       CAPTION IN PROSPECTUS
-----------------------       ---------------------

          35.                 Statement of Additional Information - Distribution of
                              the Policies
          36.                 Not required by Form S-6
          37.                 Not Applicable
          38.                 Statement of Additional Information - Distribution of
                              the Policies
          39.                 Statement of Additional Information - Distribution of
                              the Policies
          40.                 Not Applicable
          41.                 Statement of Additional Information - Distribution of
                              the Policies
          42.                 Not Applicable
          43.                 Not Applicable
          44.                 Premiums
          45.                 Not Applicable
          46.                 Premiums; Making Withdrawals From Your Policy
          47.                 About Us - The Funds
          48.                 Cover Page; About Us - Hartford Life Insurance Company
          49.                 Not Applicable
          50.                 About Us - ICMG Registered Variable Life Separate
                              Account A
          51.                 Not Applicable
          52.                 About Us - The Funds
          53.                 Taxes
          54.                 Not Applicable
          55.                 Not Applicable
          56.                 Not Required by Form S-6
          57.                 Not Required by Form S-6
          58.                 Not Required by Form S-6
          59.                 Not Required by Form S-6

OMNISOURCE-REGISTERED TRADEMARK-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                     [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the OmniSource-Registered Trademark- group flexible premium variable life insurance policy. Please read it carefully.

The OmniSource-Registered Trademark- group flexible premium variable life insurance policy is a contract issued by Hartford Life Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying
  Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Growth Investment Division                   Alger American Growth Portfolio of The Alger
                                                              American Fund
  Alger American Small Capitalization Investment Division     Alger American Small Capitalization Portfolio of
                                                              The Alger American Fund
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  Fidelity Variable Insurance Products Equity-Income          Initial Class of the Equity-Income Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products High Income            Initial Class of the High Income Portfolio of the
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Overseas Investment    Initial Class of the Overseas Portfolio of the
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    Fidelity Variable Insurance Products
  AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Asset Manager          Initial Class of the Asset Manager-SM- Portfolio
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  of the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Franklin Small Cap Investment Division                      Class 2 of the Franklin Small Cap Fund of the
                                                              Franklin Templeton Variable Insurance Products
                                                              Trust


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Franklin Strategic Income Securities Investment Division    Class 1 of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Growth Securities Investment Division             Class 2 of the Templeton Growth Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Foreign Securities Investment Division            Class 2 of the Templeton Foreign Securities Fund
                                                              of the Franklin Templeton Variable Insurance
                                                              Products Trust (formerly named "Templeton
                                                              International Securities Fund")
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Bond Investment Division                           Class IA of Hartford Bond HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Janus Aspen Aggressive Growth Investment Division           Service Shares of the Aggressive Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Flexible Income Investment Division             Service Shares of the Flexible Income Portfolio of
                                                              the
                                                              Janus Aspen Series
  JPMorgan Bond Investment Division                           JPMorgan Bond Portfolio of the J.P. Morgan
                                                              Series Trust II
  JPMorgan International Opportunities Investment Division    JPMorgan International Opportunities Portfolio of
                                                              the J.P. Morgan Series Trust II
  JPMorgan Small Company Investment Division                  JPMorgan Small Company Portfolio of the J.P.
                                                              Morgan Series Trust II
  JPMorgan U.S. Disciplined Equity Investment Division        JPMorgan U.S. Disciplined Equity Portfolio of the
                                                              J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Emerging Growth Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               Initial Class of the MFS-Registered Trademark-
                                                              Capital Opportunities Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Investors Trust Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Investors Trust Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  MFS New Discovery Investment Division                       Initial Class of the MFS-Registered Trademark- New
                                                              Discovery Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS High Income Investment Division                         Initial Class of the MFS-Registered Trademark-
                                                              High Income Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  Morgan Stanley Emerging Markets Equity Investment Division  Emerging Markets Equity Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Equity Growth Investment Division            Equity Growth Portfolio of The Universal
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Morgan Stanley Core Plus Fixed Income Investment Division   Core Plus Fixed Income Portfolio of The Universal
                                                              Institutional Funds, Inc. (formerly named "Fixed
                                                              Income Portfolio")
  Morgan Stanley Global Value Equity Investment Division      Global Value Equity Portfolio of The Universal
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)
  Morgan Stanley High Yield Investment Division               High Yield Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Mid Cap Growth Investment Division           Mid Cap Growth Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Technology Investment Division               Technology Portfolio of The Universal
                                                              Institutional Funds, Inc.
  Morgan Stanley Value Investment Division (EFFECTIVE         Value Portfolio of The Universal Institutional
  JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF        Funds, Inc.
  INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Balanced         Balanced Portfolio of the Neuberger Berman
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Limited          Limited Maturity Bond Portfolio of the Neuberger
  Maturity Bond Investment Division (EFFECTIVE JULY 5, 2000,  Berman Advisers Management Trust
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Partners         Partners Portfolio of Neuberger Berman Advisers
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Scudder VIT EAFE-Registered Trademark- Equity Index         EAFE-Registered Trademark- Equity Index Fund of
  Investment Division                                         the Scudder VIT Funds (formerly named "Deutsche
                                                              Asset Management VIT Funds")
  Scudder VIT Equity 500 Index Investment Division            Equity 500 Index Fund of the Scudder VIT Funds
                                                              (formerly named "Deutsche Asset Management VIT
                                                              Funds")
  Scudder VIT Small Cap Index Investment Division             Small Cap Index Fund of the Scudder VIT Funds
                                                              (formerly named "Deutsche Asset Management VIT
                                                              Funds")


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource-Registered Trademark-Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-Registered Trademark- product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2002

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     7
----------------------------------------------------------------------
  Benefits of Your Policy                                         7
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 7
----------------------------------------------------------------------
  Risks of Your Policy                                            7
----------------------------------------------------------------------
FEE TABLES                                                        8
----------------------------------------------------------------------
ABOUT US                                                         13
----------------------------------------------------------------------
  Hartford Life Insurance Company                                13
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account A               13
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           16
----------------------------------------------------------------------
  Deductions From Premium                                        16
----------------------------------------------------------------------
  Deductions From Investment Value                               17
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 18
----------------------------------------------------------------------
  Ownership Rights                                               18
----------------------------------------------------------------------
  Beneficiary                                                    18
----------------------------------------------------------------------
  Assignment                                                     18
----------------------------------------------------------------------
  Statements                                                     18
----------------------------------------------------------------------
  Issuance of Your Certificate                                   18
----------------------------------------------------------------------
  Right to Examine the Certificate                               18
----------------------------------------------------------------------
PREMIUMS                                                         18
----------------------------------------------------------------------
  Premium Payment Flexibility                                    18
----------------------------------------------------------------------
  Allocation of Premium Payments                                 18
----------------------------------------------------------------------
  Accumulation Units                                             19
----------------------------------------------------------------------
  Accumulation Unit Values                                       19
----------------------------------------------------------------------
  Premium Limitation                                             19
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 19
----------------------------------------------------------------------
  Values Under the Certificate                                   19
----------------------------------------------------------------------
  Death Benefits                                                 20
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          21
----------------------------------------------------------------------
  Surrender                                                      21
----------------------------------------------------------------------
  Partial Withdrawals                                            21
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             22
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              22
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      22
----------------------------------------------------------------------
  Asset Rebalancing                                              22
----------------------------------------------------------------------
  Dollar Cost Averaging                                          22
----------------------------------------------------------------------
  Processing of Transactions                                     23
----------------------------------------------------------------------
LOANS                                                            23
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Loan Interest                                                  23
----------------------------------------------------------------------
  Credited Interest                                              23
----------------------------------------------------------------------
  Loan Repayments                                                23
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              23
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          24
----------------------------------------------------------------------
  Lapse and Grace Period                                         24
----------------------------------------------------------------------
  Reinstatement                                                  24
----------------------------------------------------------------------
TERMINATION OF POLICY                                            24
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             24
----------------------------------------------------------------------
  Partial Withdrawals                                            24
----------------------------------------------------------------------
  Transfers of Account Value                                     24
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             24
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            24
----------------------------------------------------------------------
  Deferral of Payments                                           25
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          25
----------------------------------------------------------------------
  Modification of Policy                                         25
----------------------------------------------------------------------
  Substitution of Funds                                          25
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    25
----------------------------------------------------------------------
  Separate Account Taxes                                         25
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            25
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  25
----------------------------------------------------------------------
OTHER MATTERS                                                    25
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            25
----------------------------------------------------------------------
  Our Rights                                                     25
----------------------------------------------------------------------
  Limit on Right to Contest                                      26
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  26
----------------------------------------------------------------------
  Assignment                                                     26
----------------------------------------------------------------------
  Dividends                                                      26
----------------------------------------------------------------------
TAXES                                                            26
----------------------------------------------------------------------
  General                                                        26
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  26
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits                        26
----------------------------------------------------------------------
  Modified Endowment Contracts                                   27
----------------------------------------------------------------------
  Diversification Requirements                                   27
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                28
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        28
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 28
----------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Generation Skipping Transfer Tax                               28
----------------------------------------------------------------------
  Economic Growth and Tax Relief Reconciliation Act of 2001      28
----------------------------------------------------------------------
  Split-Dollar Life Insurance Arrangements                       28
----------------------------------------------------------------------
  Life Insurance Purchases by Nonresident Aliens and Foreign
   Corporations                                                  29
----------------------------------------------------------------------
  Non-Individual Ownership of Policies                           29
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  29
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                30
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        31
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              32
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

  - The Face Amount; and

  - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

  - The Face Amount plus the Cash Value; and

  - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 39 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage,
(2) it acts as an investment in the Investment Divisions, and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Sales Charge(1)         When you pay premium.     9% of any premium paid for                       All
                                                  Coverage Years 1 through 7, and
                                                  7% of any premium paid in
                                                  Coverage Years 8 and later.
-------------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge      When you pay premium.     Generally, between 0% and 4% of                  All
                                                  any premium you pay. The
                                                  percentage we deduct will vary
                                                  by locale depending on the tax
                                                  rates in effect there.
-------------------------------------------------------------------------------------------------------------------------------
Deferred Acquisition    When you pay premium.     1.25% of each premium you pay.                   All
Cost Tax Charge                                   We will adjust the charge based
                                                  on changes in the applicable tax
                                                  law.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Fees           When you make a           $50 per transfer.                  Those Certificates with more than 12
                        transfer after the 12th                                      transfers per Contract Year.
                        transfer in any
                        Coverage Year.
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal      When you take a           $25 per partial withdrawal.        Those Certificates where a partial
Fee                     withdrawal.                                                  withdrawal is made.

(1) The current front end sales load charged is:

6.75% of any premium paid for Coverage Years 1 through 7, and

4.75% of any premium paid in Coverage Years 8 and later

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  The charge is the cost of                        All
Charges                                           insurance rate times the net
                                                  amount at risk. The cost of
                                                  insurance rates depend on issue
                                                  age, sex, insurance class and
                                                  substandard rating. The monthly
                                                  cost of insurance charge ranges
                                                  from $0.084 per $1,000 to
                                                  $85.527 per $1,000.
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense   Daily.                    On an annual basis, .65% of the                  All
Risk Charge                                       value of each Investment
                                                  Division's assets.
-------------------------------------------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                  $10 per Coverage Month.                          All
-------------------------------------------------------------------------------------------------------------------------------
Rider Charges           Monthly.                  Individualized based on optional   Only those Certificates with benefits
                                                  rider selected.                    provided by rider.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 2001. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.



                         ANNUAL FUND OPERATING EXPENSES
                       AS OF EACH FUND'S FISCAL YEAR END
                        (as a percentage of net assets)



                                                                                                             TOTAL
                                                                                                OTHER      OPERATING
                                                                   MANAGEMENT FEE  12B-1 FEES  EXPENSES  EXPENSES (1)
----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        0.75%          N/A       0.06%        0.81%
----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          0.85%          N/A       0.07%        0.92%
----------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund -- Class 2                           0.66%         0.25%      0.04%        0.95%
----------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund -- Class 2             0.80%         0.25%      0.03%        1.08%
----------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2                                  0.37%         0.25%      0.01%        0.63%
----------------------------------------------------------------------------------------------------------------------
American Funds International Fund -- Class 2                           0.55%         0.25%      0.06%        0.86%
----------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund -- Class 2                        0.43%         0.25%      0.02%        0.70%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Equity-Income Portfolio --
  Initial Class (2)(3)                                                 0.48%          N/A       0.10%        0.58%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products High Income Portfolio --
  Initial Class (2)(3)                                                 0.58%          N/A       0.13%        0.71%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Overseas Portfolio --
  Initial Class (2)(3)                                                 0.73%          N/A       0.19%        0.92%
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Asset Manager Portfolio --
  Initial Class (2)(3)                                                 0.53%          N/A       0.11%        0.64%
----------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (4)(6)                              0.45%         0.25%      0.31%        1.01%
----------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1 (6)               0.37%          N/A       0.34%        0.71%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2 (4)                           0.60%         0.25%      0.19%        1.04%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2 (4)(5)                     0.80%         0.25%      0.05%        1.10%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2 (formerly named
  "Templeton International Securities Fund") (4)(6)                    0.68%         0.25%      0.22%        1.15%
----------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA                     0.63%          N/A       0.05%        0.68%
----------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA                                    0.46%          N/A       0.03%        0.49%
----------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA                                 0.63%          N/A       0.03%        0.66%
----------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                                     0.48%          N/A       0.03%        0.51%
----------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA                             0.45%          N/A       0.03%        0.48%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio -- Service Shares (7)          0.65%         0.25%      0.02%        0.92%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio -- Service Shares (7)       0.65%         0.25%      0.06%        0.96%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -- Service Shares (7)           0.65%         0.25%      0.04%        0.94%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio -- Service Shares (7)                   0.65%         0.25%      0.01%        0.91%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio -- Service Shares (7)            0.64%         0.25%      0.02%        0.91%
----------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio                                                0.30%          N/A       0.45%        0.75%
----------------------------------------------------------------------------------------------------------------------
JPMorgan International Opportunities Portfolio (8)                     0.60%          N/A       0.60%        1.20%
----------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio                                       0.60%          N/A       0.55%        1.15%
----------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                                                             TOTAL
                                                                                                OTHER      OPERATING
                                                                   MANAGEMENT FEE  12B-1 FEES  EXPENSES  EXPENSES (1)
----------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Disciplined Equity Portfolio                             0.35%          N/A       0.50%        0.85%
----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -- Initial Class (9)                        0.75%          N/A       0.12%        0.87%
----------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class (9)(10)              0.75%          N/A       0.16%        0.91%
----------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Initial Class (9)                        0.75%          N/A       0.15%        0.90%
----------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Initial Class (9)(10)                      0.90%          N/A       0.16%        1.06%
----------------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class (9)(10)                        0.75%          N/A       0.16%        0.91%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets Equity
  Portfolio (11)                                                       1.25%          N/A       0.87%        2.12%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth
  Portfolio (2)(11)                                                    0.55%          N/A       0.36%        0.91%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Core Plus Fixed Income
  Portfolio (formerly named "The Universal Institutional Funds,
  Inc. Fixed Income Portfolio") (11)                                   0.40%          N/A       0.31%        0.71%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value Equity
  Portfolio (2)(11)                                                    0.80%          N/A       0.48%        1.28%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio (11)                                                       0.50%          N/A       0.33%        0.83%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio (11)                                                       0.75%          N/A       0.64%        1.39%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio (11)                                                       0.80%          N/A       0.51%        1.31%
----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio (2)(11)        0.55%          N/A       0.38%        0.93%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Balanced
  Portfolio (2)                                                        0.85%          N/A       0.22%        1.07%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Limited Maturity Bond
  Portfolio (2)                                                        0.65%          N/A       0.08%        0.73%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Partners
  Portfolio (2)                                                        0.82%          N/A       0.05%        0.87%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark- Equity Index Fund
  (formerly named "Deutsche VIT EAFE-Registered Trademark- Equity
  Index Fund") (12)                                                    0.45%          N/A       0.36%        0.81%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (formerly named "Deutsche VIT
  Equity 500 Index Fund") (12)                                         0.20%          N/A       0.11%        0.31%
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund (formerly named "Deutsche VIT
  Small Cap Index Fund") (12)                                          0.35%          N/A       0.28%        0.63%
----------------------------------------------------------------------------------------------------------------------



(1) "Management Fee" generally represents the fee paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are operating expenses (other than management fees) deducted from the Portfolios, including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Fund prospectuses.



(2) Effective July 5, 2000, closed to new premiums or transfer of Investment Value.


(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



(4) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.



(5) The Fund administration fee is paid indirectly through the management fee.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction Management Fees, Other Expenses and Total Operating Expenses would have been:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                            0.53%           0.25%      0.31%       1.09%
------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1          0.42%            N/A       0.34%       0.76%
------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2                  0.69%           0.25%      0.22%       1.16%
------------------------------------------------------------------------------------------------------------



(7) Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangement.



(8) Pursuant to a contractual agreement through at least fiscal year 2002, fees and expenses were reimbursed to the extent expenses exceeded 1.20% of the average daily net assets of JPMorgan International Opportunities Portfolio. Without such reimbursement, Management Fees, Other Expenses and Total Operating Expenses would have been as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
JPMorgan International Opportunities Portfolio                0.60%            N/A       0.80%       1.40%
------------------------------------------------------------------------------------------------------------



(9) Each Series has an expense offset arrangement, which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account the expense reductions, and are therefore higher than the actual expenses of the Series which were:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series -- Initial Class                   0.75%            N/A       0.11%       0.86%
------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class             0.75%            N/A       0.15%       0.90%
------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Initial Class                   0.75%            N/A       0.14%       0.89%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Initial Class                     0.90%            N/A       0.15%       1.05%
------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class                       0.75%            N/A       0.15%       0.90%
------------------------------------------------------------------------------------------------------------



(10) MFS has contractually agreed through at least May 1, 2003, to bear expenses for these Series so that "Other Expenses" will not exceed 0.15% of the average daily net assets of the Series during the current fiscal year. Without this waiver the following would have been deducted:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series -- Initial Class             0.75%            N/A       0.21%       0.96%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Initial Class                     0.90%            N/A       0.19%       1.09%
------------------------------------------------------------------------------------------------------------
MFS High Income Series -- Initial Class                       0.75%            N/A       0.26%       1.01%
------------------------------------------------------------------------------------------------------------



(11) With respect to the The Universal Institutional Funds, Inc. the investment adviser has waived a portion or all of the management fee and reimbursed other expenses of the portfolios to the extent total annualized operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; Equity Growth 0.85%; Core Plus Fixed Income 0.70%; Global Value

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    Equity 1.15%; High Yield 0.80%; Mid Cap Growth 1.05%; Technology 1.15%; Value 0.85%. With such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses" would be as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets
  Equity Portfolio                                            0.98%            N/A       0.87%       1.85%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Equity Growth
  Portfolio                                                   0.49%            N/A       0.36%       0.85%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Core Plus Fixed
  Income Portfolio                                            0.39%            N/A       0.31%       0.70%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Global Value
  Equity Portfolio                                            0.67%            N/A       0.48%       1.15%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio                                                   0.47%            N/A       0.33%       0.80%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio                                                   0.41%            N/A       0.64%       1.05%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio                                                   0.66%            N/A       0.51%       1.17%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio       0.47%            N/A       0.38%       0.85%
------------------------------------------------------------------------------------------------------------



    Additionally, in determining the actual amount of management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity and Technology Portfolios are 0.10% and 0.02%, respectively, of such investment related expenses.



(12) Deutsche Asset Management, Inc., (The Advisor) has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to the current expense cap listed until April 30, 2002. With this expense cap reimbursement Management Fees, Other Expenses and Total Operating Expenses for Scudder VIT EAFE-Registered Trademark- Equity Index Fund, Scudder VIT Equity 500 Index Fund and Scudder VIT Small Cap Index Fund were as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark- Equity Index Fund      0.45%            N/A       0.20%       0.65%
------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             0.20%            N/A       0.10%       0.30%
------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund                              0.35%            N/A       0.10%       0.45%
------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE INSURANCE COMPANY

Hartford is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by The Hartford Financial Services Group, Inc., a Delaware corporation.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.            9/26/01        A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      9/20/01       AA     Financial security characteristics
------------------------------------------------------------------------------------------------
 Fitch                                  9/21/01       AA+    Claims paying ability
------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT A

The insurance benefits under the Group Policies are provided through investments made in ICMG Registered Variable Life Separate Account A (the "Separate Account"). We established the Separate Account on April 14, 1998, under the insurance laws of the State of Connecticut, pursuant to a resolution of Hartford's Board of Directors. The Separate Account is organized as a unit investment trust and is registered with the Securities and Exchange Commission ("SEC") under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of owners and persons entitled to payments under the Policies and the Certificates and owners of any other policies which may be available through the Separate Account. We own the assets of the Separate Account. The obligations under the Policies and the Certificates are our obligations. These assets are held separately from our other assets. Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to our other income, gains or losses (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the general account assets or any other separate account we maintain.

The Separate Account has 39 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.


AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world that typically have market capitalizations of $50 million to $1.5 billion.



AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in U.S. common stocks which demonstrate the potential to provide strong earnings over the years.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.



AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.



FIDELITY VARIABLE INSURANCE PRODUCTS EQUITY-INCOME PORTFOLIO: INITIAL
CLASS -- Seeks reasonable income by investing primarily in income-producing securities. The potential for capital appreciation is also considered when choosing investments. The fund seeks a yield that exceeds the yield on the securities comprising the Standard & Poor's 500. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS HIGH INCOME PORTFOLIO: INITIAL
CLASS -- Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks and convertible securities. The Fund also considers growth of capital in choosing investments. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS OVERSEAS PORTFOLIO: INITIAL CLASS -- Seeks long-term growth of capital by investing primarily in foreign securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY VARIABLE INSURANCE PRODUCTS ASSET MANAGER-SM-PORTFOLIO: INITIAL
CLASS -- Seeks high total return with reduced risk over the long-term by allocating assets among stocks, bonds, short-term and money market instruments, and other instruments of U.S. and foreign issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)


FRANKLIN SMALL CAP FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of U.S. small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.


FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks to earn a high level of current income, with capital appreciation as a secondary goal, by investing primarily in U.S. and non U.S. debt securities, including high yield, lower-rated bonds (junk bonds), government securities, mortgage and other asset-backed securities, convertible securities and preferred stock.


MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation, with income as a secondary goal, by investing in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth by investing in equity securities of companies of any nation, including those in the U.S. and emerging markets.


TEMPLETON FOREIGN SECURITIES FUND: CLASS 2 (FORMERLY NAMED "TEMPLETON INTERNATIONAL SECURITIES FUND") -- Seeks long-term capital growth by investing in equity securities of companies located outside the U.S., including those in emerging markets.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks.



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.



HARTFORD BOND HLS FUND: CLASS IA -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities.


HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital. This Portfolio is non-diversified and normally invests at least 50% of its equity assets in medium-sized companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital by investing primarily in stocks of foreign issuers.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital. This Portfolio invests primarily in stocks of foreign and domestic issuers.

JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital, consistent with the preservation of capital and balanced by current income.

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO: SERVICE SHARES -- Seeks to obtain maximum total return, consistent with the preservation of capital.


JPMORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.



JPMORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO -- Seeks high total return from a portfolio of equity securities of foreign companies.



JPMORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of small company stocks.



JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO -- Seeks high total return from a portfolio of selected equity securities.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks to provide long-term growth of capital.



MFS CAPITAL OPPORTUNITIES SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS INVESTORS TRUST SERIES: INITIAL CLASS -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.



MFS NEW DISCOVERY SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY
PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO (FORMERLY NAMED "THE UNIVERSAL INSTITUTIONAL FUNDS, INC. FIXED INCOME PORTFOLIO") -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL VALUE EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including in the United States issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in high yield securities commonly referred to as "junk bonds." The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities; it may invest to a limited extent in foreign fixed income securities, including emerging market securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in growth-oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies. The investment adviser selects issuers from a universe comprised of mid-cap companies most with market capitalizations of generally less than $35 billion.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. VALUE PORTFOLIO -- Seeks above average total return over a market cycle of three to five years by investing primarily in common stocks of companies with equity capitalizations greater than $2.5 billion. The Portfolio focuses on stocks that it believes are undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign equity securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND
PORTFOLIO -- Seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests in short- to intermediate-term debt securities, primarily investment grade. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)


SCUDDER VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (FORMERLY NAMED "DEUTSCHE VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND") -- Seeks to match as closely as possible (before deduction for expenses) the performance of the Morgan Stanley Capital International EAFE-Registered Trademark-Index (the "MSCI EAFE-Registered Trademark- Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund invests in these securities in approximately the same weightings as the MSCI EAFE-Registered Trademark- Index. The MSCI EAFE-Registered Trademark-Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.(1)



(1) THE EAFE-REGISTERED TRADEMARK- INDEX IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY. MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MORGAN STANLEY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.

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16                                               HARTFORD LIFE INSURANCE COMPANY
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SCUDDER VIT EQUITY 500 INDEX FUND (FORMERLY NAMED "DEUTSCHE VIT EQUITY 500 INDEX
FUND") -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the "S&P 500-Registered Trademark- Index"). The Fund invests in a statistically selected sample of the securities found in the S&P 500-Registered Trademark- Index. The S&P 500-Registered Trademark- Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange.(2)



SCUDDER VIT SMALL CAP INDEX FUND (FORMERLY NAMED "DEUTSCHE VIT SMALL CAP INDEX FUND") -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000-Registered Trademark- Small Stock Index (the "Russell 2000-Registered Trademark-"). The Fund invests in a statistically selected sample of the securities found in the Russell 2000-Registered Trademark-. The Russell 2000-Registered Trademark- is composed of approximately 2,000 small-capitalization common stocks.(3)



INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. Fidelity Variable Insurance Products are managed by Fidelity Management & Research Company. The Franklin Small Cap Fund is managed by Franklin Advisers, Inc. The Franklin Strategic Income Securities Fund is managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisors Limited. The Templeton Foreign Securities Fund is managed by Templeton Investment Counsel, LLC. Hartford Capital Appreciation HLS Fund, Hartford Stock HLS Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, and Hartford Money Market HLS Fund, are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors. Janus Aspen Series is managed by Janus Capital Corporation. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance Trust is managed by Massachusetts Financial Services Company. The Universal Institutional Funds, Inc. is managed by Morgan Stanley Investment Management Inc. Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Scudder VIT Funds are managed by Deutsche Asset
Management, Inc.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


(2) "S&P 500-REGISTERED TRADEMARK-" AND "STANDARD & POOR'S-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES AND HAVE BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.



(3) "RUSSELL 2000-REGISTERED TRADEMARK-" IS A TRADEMARK OF THE FRANK RUSSELL COMPANY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.
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HARTFORD LIFE INSURANCE COMPANY                                               17
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DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

    - the cost of insurance rate per $1,000; multiplied by

    - the net amount at risk; divided by

    - $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15 we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

  - the mortality and expense risk rate; multiplied by

  - the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.
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18                                               HARTFORD LIFE INSURANCE COMPANY
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YOUR CERTIFICATE

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE


You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.


In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your
Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.
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HARTFORD LIFE INSURANCE COMPANY                                               19
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- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM


  If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option.



  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Hartford Money Market Investment Division.


- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE

  If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.
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20                                               HARTFORD LIFE INSURANCE COMPANY
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INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The
Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.
The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.
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HARTFORD LIFE INSURANCE COMPANY                                               21
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THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

(a) to the most recent increase; then

(b) successively to each prior increase, and then

(c) to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.
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22                                               HARTFORD LIFE INSURANCE COMPANY
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A partial withdrawal will reduce the Cash Surrender Value, Cash Value and
Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is know as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the
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HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.
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24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

LAPSE AND REINSTATEMENT

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a
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HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------
regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations, and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative expense charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premuim payments of the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;
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26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST


We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.


MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values -- Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the
Certificate may have tax consequences depending upon the circumstances. Owners should
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HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------
consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.

The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% Federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

Before assigning, pledging, or requesting a Loan under a Certificate that is a MEC, an owner should consult a qualified tax adviser.

All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.

Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.
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28                                               HARTFORD LIFE INSURANCE COMPANY
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OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are (or are deemed to be) current taxable income to the owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.



SPLIT-DOLLAR LIFE INSURANCE ARRANGEMENTS



In January 2002, the IRS issued Notice 2002-8 concerning guidance on the Federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intends to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlines the rules expected in such proposed regulations, and provides revised interim guidance for

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further guidance and consideration of public comments requested by the IRS on Notice 2002-8.



Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.



For arrangements entered into before the publication of final regulations, Notice 2002-8 provides some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and states that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 is unclear as to how current rules apply to such arrangements, and states that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.



Consequently, if you are currently a party to such an arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax adviser concerning the tax treatment of such an arrangement.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



NON-INDIVIDUAL OWNERSHIP OF POLICIES



In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective non-individual policy owners should consult a qualified tax adviser to determine the potential impact on the purchaser.


PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management company.

HARTFORD OR US OR WE OR OUR: Hartford Life Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
OMNISOURCE-REGISTERED TRADEMARK-



DATE OF PROSPECTUS: MAY 1, 2002


DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 5
 ----------------------------------------------------------------------------
 EXPERTS                                                                  5
 ----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                             5
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     6
 ----------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS                                           8
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

The following table shows a brief description of the business experience of officers and directors of Hartford Life Insurance Company:

                        EXECUTIVE OFFICERS AND DIRECTORS


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Michael B. Cefole      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

Patrice Kelly-Ellis    Senior Vice President (2001-present), Vice President
                       (1999-2001), Assistant Vice President (1995-1999), Hartford
                       Life Insurance Company; Senior Vice President
                       (2001-present), Vice President (1999-2001), Assistant Vice
                       President (1995-2000), Hartford Life and Annuity Insurance
                       Company

Timothy M. Fitch       Senior Vice President & Actuary (2002-present), Vice
                       President & Actuary (1995-2001), Hartford Life Insurance
                       Company; Senior Vice President & Actuary (2001-present),
                       Vice President & Actuary (1997-2001), Assistant Vice
                       President & Actuary (1995-1997), Hartford Life and Annuity
                       Insurance Company

Mary Jane B. Fortin    Senior Vice President & Chief Accounting Officer
                       (2002-present), Vice President & Chief Accounting Officer
                       (1998-2001), Assistant Vice President & Chief Accounting
                       Officer (1998), Hartford Life Insurance Company; Vice
                       President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life and Annuity Insurance Company, Vice
                       President & Chief Accounting Officer (1998-present), Servus
                       Life Insurance Company, Vice President & Chief Accounting
                       Officer (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Susan Hess             Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2001-present), Assistant Vice President (1999-2001),
                       Hartford Life and Annuity Insurance Company

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Senior Vice President (2001-2002), Vice
                       President (1998-2001, 2002-present), Hartford Life Insurance
                       Company; Vice President (1995-1997), Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Chief Executive Officer and Chairman of the Board
                       (2002-present), Director (1994-present), President
                       (2000-present), Executive Vice President (1997-2000), Senior
                       Vice President (1993-1997), Hartford Life and Annuity
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1994-Present), President
                       (2000-present), Executive Vice President (1995-2000),
                       Hartford Life Insurance Company; Chief Executive Officer and
                       Chairman of the Board (2002-present), Director
                       (1998-present), President (2000-present), Servus Life
                       Insurance Company; Chief Executive Officer and Chairman of
                       the Board (2002-present), Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Michael J. Roscoe      Vice President and Actuary (2001-present), Assistant Vice
                       President and Actuary (2000-2001), Hartford Life Insurance
                       Company; Assistant Vice President & Actuary (2000-present),
                       Hartford Life and Annuity Insurance Company; 2nd Vice
                       President (1999), Vice President (1998-1999), Lincoln
                       National; Vice President (1997), CIGNA

David T. Schrandt      Vice President (2001-present), Assistant Vice President
                       (1997-2001), Hartford Life Insurance Company; Assistant Vice
                       President (1997-present), Hartford Life and Annuity
                       Insurance Company

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Martin A. Swanson      Vice President (2001-present), Assistant Vice President
                       (1999-2001), Hartford Life Insurance Company; Vice President
                       (2000-present), Assistant Vice President (1999-2000),
                       Hartford Life and Annuity Insurance Company; Vice President
                       (1997-1998) Paine Webber

Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A was established as a separate account under Connecticut law on April 14, 1998. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is an affiliate of Hartford. Both HESCO and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. HESCO is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Timothy M. Fitch            Senior Vice President and Actuary
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Vice President
-----------------------------------------------------------------
 Thomas M. Marra             President, Chief Executive Officer
                             and Chairman of the Board, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account A.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.


The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling 0.91%. The 0.91% figure is based on an average of the current management fees and expenses of the available Portfolios. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than 0.91%, will vary from year to year, and will depend on how the Cash Value is allocated.


As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.91% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1           14,807     12,347    12,347     250,000   11,024    11,024     250,000
     2           30,355     24,455    24,455     250,000   21,876    21,876     250,000
     3           46,680     36,366    36,366     250,000   32,558    32,558     250,000
     4           63,821     48,101    48,101     250,000   43,076    43,076     250,000
     5           81,819     59,678    59,678     250,000   53,430    53,430     250,000
     6          100,717     71,098    71,098     250,000   63,625    63,625     250,000
     7          120,560     82,372    82,372     250,000   73,657    73,657     250,000
     8          126,588     80,946    80,946     250,000   71,210    71,210     250,000
     9          132,917     79,506    79,506     250,000   68,639    68,639     250,000
    10          139,563     78,046    78,046     250,000   65,922    65,922     250,000
    11          146,541     76,621    76,621     250,000   63,045    63,045     250,000
    12          153,868     75,146    75,146     250,000   59,985    59,985     250,000
    13          161,561     73,611    73,611     250,000   56,731    56,731     250,000
    14          169,639     72,013    72,013     250,000   53,260    53,260     250,000
    15          178,121     70,348    70,348     250,000   49,549    49,549     250,000
    16          187,027     68,437    68,437     250,000   45,562    45,562     250,000
    17          196,378     66,406    66,406     250,000   41,254    41,254     250,000
    18          206,197     64,262    64,262     250,000   36,570    36,570     250,000
    19          216,507     61,981    61,981     250,000   31,443    31,443     250,000
    20          227,332     59,546    59,546     250,000   25,800    25,800     250,000

    25          290,140     45,015    45,015     250,000        0         0           0
    30          370,300     25,035    25,035     250,000        0         0           0
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.09% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1           14,807      13,100    13,100    250,000    11,727    11,727    250,000
     2           30,355      26,734    26,734    250,000    23,978    23,978    250,000
     3           46,680      40,967    40,967    250,000    36,783    36,783    250,000
     4           63,821      55,850    55,850    250,000    50,177    50,177    250,000
     5           81,819      71,432    71,432    250,000    64,195    64,195    250,000
     6          100,717      87,747    87,747    250,000    78,878    78,878    250,000
     7          120,560     104,842   104,842    250,000    94,263    94,263    250,000
     8          126,588     109,441   109,441    250,000    97,333    97,333    250,000
     9          132,917     114,242   114,242    251,587   100,456   100,456    250,000
    10          139,563     119,244   119,244    255,351   103,626   103,626    250,000
    11          146,541     124,564   124,564    259,477   106,841   106,841    250,000
    12          153,868     130,095   130,095    263,757   110,098   110,098    250,000
    13          161,561     135,840   135,840    268,159   113,400   113,400    250,000
    14          169,639     141,809   141,809    272,686   116,748   116,748    250,000
    15          178,121     148,013   148,013    277,346   120,140   120,140    250,000
    16          187,027     154,491   154,491    282,201   123,570   123,570    250,000
    17          196,378     161,211   161,211    287,204   127,030   127,030    250,000
    18          206,197     168,196   168,196    292,388   130,508   130,508    250,000
    19          216,507     175,448   175,448    297,769   133,990   133,990    250,000
    20          227,332     182,973   182,973    303,362   137,465   137,465    250,000

    25          290,140     225,433   225,433    335,280   154,534   154,534    250,000
    30          370,300     277,441   277,441    375,491   170,017   170,017    250,000
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.09% NET)



                                   CURRENT CHARGES*              GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                           CASH
  POLICY    AT 5% INTEREST    CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT    VALUE     VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1           14,807        13,853    13,853     250,000   12,430    12,430     250,000
     2           30,355        29,102    29,102     250,000   26,165    26,165     250,000
     3           46,680        45,941    45,941     250,000   41,357    41,357     250,000
     4           63,821        64,564    64,564     250,000   58,177    58,177     250,000
     5           81,819        85,184    85,184     250,000   76,816    76,816     250,000
     6          100,717       108,016   108,016     258,189   97,496    97,496     250,000
     7          120,560       133,225   133,225     309,270  120,294   120,294     279,422
     8          126,588       147,039   147,039     331,625  131,669   131,669     297,149
     9          132,917       162,278   162,278     355,724  144,073   144,073     316,026
    10          139,563       179,082   179,082     381,721  157,585   157,585     336,129
    11          146,541       197,788   197,788     410,106  172,298   172,298     357,536
    12          153,868       218,403   218,403     440,751  188,311   188,311     380,331
    13          161,561       241,114   241,114     473,782  205,739   205,739     404,603
    14          169,639       266,132   266,132     509,387  224,703   224,703     430,448
    15          178,121       293,693   293,693     547,780  245,330   245,330     457,966
    16          187,027       324,114   324,114     589,312  267,753   267,753     487,266
    17          196,378       357,596   357,596     634,130  292,106   292,106     518,462
    18          206,197       394,472   394,472     682,575  318,530   318,530     551,678
    19          216,507       435,061   435,061     734,976  347,164   347,164     587,043
    20          227,332       479,724   479,724     791,693  378,163   378,163     624,698

    25          290,140       780,942   780,942   1,156,110  575,424   575,424     852,843
    30          370,300     1,269,784  1,269,784  1,710,601  863,638   863,638   1,165,100
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.91% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1           14,807     12,341    12,341     262,365   10,972    10,972     261,078
     2           30,355     24,426    24,426     274,471   21,714    21,714     271,839
     3           46,680     36,293    36,293     286,356   32,221    32,221     282,366
     4           63,821     47,961    47,961     298,041   42,493    42,493     292,657
     5           81,819     59,447    59,447     309,542   52,519    52,519     302,703
     6          100,717     70,747    70,747     320,858   62,295    62,295     312,500
     7          120,560     81,873    81,873     331,998   71,801    71,801     322,029
     8          126,588     80,293    80,293     330,419   68,804    68,804     319,043
     9          132,917     78,689    78,689     328,817   65,659    65,659     315,909
    10          139,563     77,053    77,053     327,184   62,340    62,340     312,605
    11          146,541     75,433    75,433     325,563   58,836    58,836     309,117
    12          153,868     73,741    73,741     323,876   55,129    55,129     305,426
    13          161,561     71,966    71,966     322,108   51,210    51,210     301,525
    14          169,639     70,104    70,104     320,253   47,066    47,066     297,399
    15          178,121     68,153    68,153     318,310   42,677    42,677     293,031
    16          187,027     65,826    65,826     316,014   38,015    38,015     288,391
    17          196,378     63,348    63,348     313,549   33,044    33,044     283,446
    18          206,197     60,734    60,734     310,946   27,720    27,720     278,151
    19          216,507     57,957    57,957     308,182   21,991    21,991     272,456
    20          227,332     55,000    55,000     305,240   15,809    15,809     266,311

    25          290,140     37,719    37,719     288,032        0         0           0
    30          370,300     15,273    15,273     265,681        0         0           0
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.09% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1           14,807      13,093    13,093    263,054    11,671    11,671    261,721
     2           30,355      26,701    26,701    276,618    23,799    23,799    273,810
     3           46,680      40,883    40,883    290,751    36,396    36,396    286,367
     4           63,821      55,684    55,684    305,499    49,482    49,482    299,411
     5           81,819      71,147    71,147    320,906    63,065    63,065    312,952
     6          100,717      87,298    87,298    336,998    77,161    77,161    327,004
     7          120,560     104,177   104,177    353,816    91,772    91,772    341,571
     8          126,588     108,528   108,528    358,153    93,944    93,944    343,749
     9          132,917     113,039   113,039    362,651    96,026    96,026    345,839
    10          139,563     117,710   117,710    367,307    97,988    97,988    347,811
    11          146,541     122,641   122,641    372,216    99,808    99,808    349,643
    12          153,868     127,717   127,717    377,279   101,459   101,459    351,308
    13          161,561     132,932   132,932    382,483   102,922   102,922    352,787
    14          169,639     138,287   138,287    387,826   104,170   104,170    354,054
    15          178,121     143,788   143,788    393,314   105,172   105,172    355,077
    16          187,027     149,265   149,265    398,793   105,883   105,883    355,813
    17          196,378     154,835   154,835    404,356   106,249   106,249    356,208
    18          206,197     160,517   160,517    410,028   106,204   106,204    356,197
    19          216,507     166,288   166,288    415,791   105,670   105,670    355,705
    20          227,332     172,131   172,131    421,628   104,570   104,570    354,653

    25          290,140     202,757   202,757    452,216    87,835    87,835    338,261
    30          370,300     234,881   234,881    484,324    41,310    41,310    292,392
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.09% NET)



                                   CURRENT CHARGES*              GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                           CASH
  POLICY    AT 5% INTEREST    CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT    VALUE     VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1           14,807        13,846    13,846     263,740   12,371    12,371     262,362
     2           30,355        29,067    29,067     278,841   25,969    25,969     275,852
     3           46,680        45,846    45,846     295,484   40,916    40,916     290,681
     4           63,821        64,368    64,368     313,854   57,352    57,352     306,987
     5           81,819        84,835    84,835     334,151   75,423    75,423     324,916
     6          100,717       107,447   107,447     356,577   95,296    95,296     344,631
     7          120,560       132,446   132,446     381,367  117,140   117,140     366,303
     8          126,588       146,034   146,034     394,843  127,448   127,448     376,538
     9          132,917       161,029   161,029     409,715  138,661   138,661     387,672
    10          139,563       177,574   177,574     426,125  150,849   150,849     399,776
    11          146,541       196,000   196,000     444,386  164,101   164,101     412,934
    12          153,868       216,323   216,323     464,543  178,508   178,508     427,241
    13          161,561       238,734   238,734     486,772  194,184   194,184     442,806
    14          169,639       263,455   263,455     511,291  211,246   211,246     459,747
    15          178,121       290,728   290,728     542,250  229,821   229,821     478,190
    16          187,027       320,841   320,841     583,362  250,036   250,036     498,262
    17          196,378       353,985   353,985     627,726  272,026   272,026     520,097
    18          206,197       390,487   390,487     675,681  295,930   295,930     543,834
    19          216,507       430,666   430,666     727,552  321,895   321,895     569,619
    20          227,332       474,877   474,877     783,694  350,083   350,083     597,613

    25          290,140       773,048   773,048   1,144,424  531,456   531,456     787,677
    30          370,300     1,256,944  1,256,944  1,693,304  797,591   797,591   1,075,997
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.91% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1            6,300       5,143     5,143    250,000    3,972     3,972     250,000
     2           12,915      10,128    10,128    250,000    7,823     7,823     250,000
     3           19,861      14,993    14,993    250,000   11,549    11,549     250,000
     4           27,154      19,756    19,756    250,000   15,151    15,151     250,000
     5           34,812      24,434    24,434    250,000   18,619    18,619     250,000
     6           42,853      29,024    29,024    250,000   21,952    21,952     250,000
     7           51,296      33,536    33,536    250,000   25,133    25,133     250,000
     8           60,161      38,090    38,090    250,000   28,271    28,271     250,000
     9           69,469      42,559    42,559    250,000   31,231    31,231     250,000
    10           79,242      46,939    46,939    250,000   33,996    33,996     250,000
    11           89,504      51,262    51,262    250,000   36,560    36,560     250,000
    12          100,279      55,476    55,476    250,000   38,909    38,909     250,000
    13          111,593      59,577    59,577    250,000   41,041    41,041     250,000
    14          123,473      63,564    63,564    250,000   42,944    42,944     250,000
    15          135,947      67,439    67,439    250,000   44,607    44,607     250,000
    16          149,044      71,039    71,039    250,000   46,006    46,006     250,000
    17          162,796      74,504    74,504    250,000   47,113    47,113     250,000
    18          177,236      77,847    77,847    250,000   47,890    47,890     250,000
    19          192,398      81,054    81,054    250,000   48,293    48,293     250,000
    20          208,318      84,119    84,119    250,000   48,277    48,277     250,000

    25          300,684      97,567    97,567    250,000   40,273    40,273     250,000
    30          418,569     107,553   107,553    250,000   10,323    10,323     250,000
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.09% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1            6,300       5,460     5,460    250,000     4,248     4,248    250,000
     2           12,915      11,082    11,082    250,000     8,624     8,624    250,000
     3           19,861      16,910    16,910    250,000    13,133    13,133    250,000
     4           27,154      22,975    22,975    250,000    17,780    17,780    250,000
     5           34,812      29,302    29,302    250,000    22,564    22,564    250,000
     6           42,853      35,902    35,902    250,000    27,490    27,490    250,000
     7           51,296      42,797    42,797    250,000    32,552    32,552    250,000
     8           60,161      50,130    50,130    250,000    37,874    37,874    250,000
     9           69,469      57,789    57,789    250,000    43,331    43,331    250,000
    10           79,242      65,786    65,786    250,000    48,919    48,919    250,000
    11           89,504      74,198    74,198    250,000    54,643    54,643    250,000
    12          100,279      82,975    82,975    250,000    60,506    60,506    250,000
    13          111,593      92,137    92,137    250,000    66,520    66,520    250,000
    14          123,473     101,708   101,708    250,000    72,694    72,694    250,000
    15          135,947     111,716   111,716    250,000    79,037    79,037    250,000
    16          149,044     122,168   122,168    250,000    85,554    85,554    250,000
    17          162,796     133,125   133,125    250,000    92,248    92,248    250,000
    18          177,236     144,636   144,636    251,432    99,120    99,120    250,000
    19          192,398     156,623   156,623    265,821   106,174   106,174    250,000
    20          208,318     169,093   169,093    280,351   113,417   113,417    250,000

    25          300,684     239,667   239,667    356,449   153,481   153,481    250,000
    30          418,569     326,316   326,316    441,638   202,269   202,269    274,138
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.09% NET)



                                   CURRENT CHARGES*              GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                           CASH
  POLICY    AT 5% INTEREST    CASH     SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT    VALUE     VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1            6,300         5,777     5,777     250,000    4,524     4,524    250,000
     2           12,915        12,073    12,073     250,000    9,461     9,461    250,000
     3           19,861        18,985    18,985     250,000   14,853    14,853    250,000
     4           27,154        26,598    26,598     250,000   20,751    20,751    250,000
     5           34,812        35,004    35,004     250,000   27,207    27,207    250,000
     6           42,853        44,288    44,288     250,000   34,283    34,283    250,000
     7           51,296        54,555    54,555     250,000   42,038    42,038    250,000
     8           60,161        66,049    66,049     250,000   50,678    50,678    250,000
     9           69,469        78,765    78,765     250,000   60,166    60,166    250,000
    10           79,242        92,837    92,837     250,000   70,597    70,597    250,000
    11           89,504       108,510   108,510     250,000   82,089    82,089    250,000
    12          100,279       125,872   125,872     254,018   94,776    94,776    250,000
    13          111,593       145,030   145,030     284,979  108,823   108,823    250,000
    14          123,473       166,147   166,147     318,012  124,415   124,415    250,000
    15          135,947       189,422   189,422     353,301  141,662   141,662    264,446
    16          149,044       215,114   215,114     391,125  160,437   160,437    291,968
    17          162,796       243,406   243,406     431,635  180,856   180,856    321,003
    18          177,236       274,576   274,576     475,113  203,042   203,042    351,660
    19          192,398       308,898   308,898     521,841  227,120   227,120    384,054
    20          208,318       346,678   346,678     572,127  253,225   253,225    418,309

    25          300,684       601,581   601,581     890,582  419,944   419,944    622,404
    30          418,569     1,015,361  1,015,361  1,367,853  664,634   664,634    896,631
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.91% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1            6,300      5,140     5,140     255,157    3,951     3,951     254,050
     2           12,915     10,116    10,116     260,146    7,761     7,761     257,872
     3           19,861     14,962    14,962     265,003   11,424    11,424     261,547
     4           27,154     19,698    19,698     269,748   14,936    14,936     265,071
     5           34,812     24,339    24,339     274,397   18,287    18,287     268,436
     6           42,853     28,880    28,880     278,946   21,472    21,472     271,634
     7           51,296     33,331    33,331     283,405   24,470    24,470     274,647
     8           60,161     37,812    37,812     287,893   27,384    27,384     277,579
     9           69,469     42,192    42,192     292,281   30,075    30,075     280,288
    10           79,242     46,464    46,464     296,563   32,520    32,520     282,753
    11           89,504     50,654    50,654     300,760   34,707    34,707     284,962
    12          100,279     54,705    54,705     304,821   36,619    36,619     286,897
    13          111,593     58,606    58,606     308,735   38,250    38,250     288,551
    14          123,473     62,355    62,355     312,496   39,585    39,585     289,911
    15          135,947     65,949    65,949     316,104   40,608    40,608     290,959
    16          149,044     69,109    69,109     319,300   41,289    41,289     291,669
    17          162,796     72,063    72,063     322,270   41,595    41,595     292,006
    18          177,236     74,825    74,825     325,049   41,482    41,482     291,927
    19          192,398     77,371    77,371     327,613   40,899    40,899     291,383
    20          208,318     79,683    79,683     329,944   39,798    39,798     290,325

    25          300,684     87,965    87,965     338,320   25,159    25,159     275,950
    30          418,569     89,828    89,828     340,298        0         0           0
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.09% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1            6,300       5,457     5,457    255,447     4,226     4,226    254,304
     2           12,915      11,068    11,068    261,045     8,556     8,556    258,626
     3           19,861      16,875    16,875    266,836    12,988    12,988    263,049
     4           27,154      22,906    22,906    272,847    17,522    17,522    267,574
     5           34,812      29,184    29,184    279,105    22,150    22,150    272,194
     6           42,853      35,717    35,717    285,615    26,867    26,867    276,904
     7           51,296      42,524    42,524    292,399    31,656    31,656    281,686
     8           60,161      49,743    49,743    299,594    36,627    36,627    286,652
     9           69,469      57,259    57,259    307,084    41,640    41,640    291,661
    10           79,242      65,075    65,075    314,874    46,671    46,671    296,691
    11           89,504      73,251    73,251    323,020    51,705    51,705    301,725
    12          100,279      81,728    81,728    331,471    56,722    56,722    306,743
    13          111,593      90,509    90,509    340,226    61,709    61,709    311,733
    14          123,473      99,603    99,603    349,293    66,649    66,649    316,677
    15          135,947     109,022   109,022    358,685    71,517    71,517    321,551
    16          149,044     118,560   118,560    368,213    76,276    76,276    326,319
    17          162,796     128,394   128,394    378,022    80,881    80,881    330,937
    18          177,236     138,553   138,553    388,153    85,276    85,276    335,350
    19          192,398     149,023   149,023    398,596    89,392    89,392    339,490
    20          208,318     159,801   159,801    409,348    93,161    93,161    343,289

    25          300,684     219,044   219,044    468,438   104,457   104,457    354,819
    30          418,569     287,678   287,678    536,907    93,268    93,268    344,150
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.09% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
  POLICY    AT 5% INTEREST   CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1            6,300       5,774     5,774     255,736    4,501     4,501    254,557
     2           12,915      12,058    12,058     261,976    9,385     9,385    259,409
     3           19,861      18,945    18,945     268,810   14,687    14,687    264,674
     4           27,154      26,516    26,516     276,322   20,445    20,445    270,392
     5           34,812      34,859    34,859     284,597   26,694    26,694    276,598
     6           42,853      44,051    44,051     293,716   33,481    33,481    283,338
     7           51,296      54,192    54,192     303,774   40,837    40,837    290,645
     8           60,161      65,516    65,516     315,004   48,939    48,939    298,692
     9           69,469      78,004    78,004     327,391   57,709    57,709    307,403
    10           79,242      91,774    91,774     341,049   67,192    67,192    316,825
    11           89,504     107,039   107,039     356,184   77,449    77,449    327,014
    12          100,279     123,859   123,859     372,867   88,541    88,541    338,033
    13          111,593     142,388   142,388     391,247  100,546   100,546    349,958
    14          123,473     162,807   162,807     411,501  113,544   113,544    362,870
    15          135,947     185,316   185,316     433,828  127,619   127,619    376,851
    16          149,044     210,046   210,046     458,363  142,852   142,852    391,983
    17          162,796     237,307   237,307     485,402  159,326   159,326    408,348
    18          177,236     267,390   267,390     515,238  177,123   177,123    426,030
    19          192,398     300,576   300,576     548,154  196,325   196,325    445,110
    20          208,318     337,186   337,186     584,464  217,027   217,027    465,680

    25          300,684     585,703   585,703     867,077  347,382   347,382    595,211
    30          418,569     989,537   989,537   1,333,064  535,192   535,192    781,909
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.



The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
ICMG Registered Variable Life Separate Account A
OmniSource and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company ICMG Registered Variable Life Separate Account A OmniSource (Hartford Bond Investment, Hartford Capital Appreciation Investment, Hartford Money Market Investment, Neuberger Berman AMT Partners Investment, Neuberger Berman AMT Balanced Investment, Neuberger Berman AMT Limited Maturity Bond Investment, Fidelity VIP Fund Equity-Income Investment, Fidelity VIP Fund High Income Investment, Fidelity VIP Fund Overseas Investment, Fidelity VIP Fund II Asset Manager Investment, Alger American Small Capitalization Investment, Alger American Growth Investment, J.P. Morgan Bond Investment, J.P. Morgan U.S. Disciplined Equity Investment, J.P. Morgan Small Company Investment, J.P. Morgan International Opportunities Investment, MSDW Universal Funds Fixed Income Investment, MSDW Universal Funds High Yield Investment, MSDW Universal Funds Equity Growth Investment, MSDW Universal Funds Value Investment, MSDW Universal Funds Global Equity Investment, MSDW Universal Funds Emerging Markets Equity Investment, BT Equity 500 Index Investment, BT Small Cap Index Investment, BT EAFE Equity Index Investment, MFS High Income Investment, Templeton Growth Securities Investment, MFS Investors Trust Investment, Janus Aspen Aggressive Growth Investment and Janus Aspen Flexible Income Investment) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations for the periods presented in the year then ended and the changes in their net assets for the periods presented in the two years then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 2001                  Hartford     Hartford     Neuberger   Fidelity     Fidelity    Alger
                                    Bond         Capital      Berman      VIP Fund     VIP Fund    American
                                    Investment   Appreciation AMT         Equity-Income High       Growth
                                    Division     Investment   Balanced    Investment   Income      Investment
                                                 Division     Investment  Division     Investment  Division
                                                              Division                 Division
 -------------------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE HARTFORD HLS
 MUTUAL FUNDS:
 -------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 46,934
  Cost $49,298
  ............................................................................................................
    Market Value                      $53,784     $      --   $      --    $      --    $    --      $    --
 -------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 8,802
  Cost $43,077
  ............................................................................................................
    Market Value                           --        34,987          --           --         --           --
 -------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN NEUBERGER BERMAN
 ADVISERS MANAGEMENT TRUST:
 -------------------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 2,107
  Cost $29,870
  ............................................................................................................
    Market Value                           --            --      20,358           --         --           --
 -------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELITY VARIABLE
 INSURANCE PRODUCTS FUNDS:
 -------------------------------------------------------------------------------------------------------------
 EQUITY-INCOME PORTFOLIO
  Shares 445
  Cost $11,588
  ............................................................................................................
    Market Value                           --            --          --       10,122         --           --
 -------------------------------------------------------------------------------------------------------------
 HIGH INCOME PORTFOLIO
  Shares 4,825
  Cost $53,128
  ............................................................................................................
    Market Value                           --            --          --           --     30,931           --
 -------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE ALGER AMERICAN
 FUNDS:
 -------------------------------------------------------------------------------------------------------------
 ALGER AMERICAN GROWTH PORTFOLIO
  Shares 274
  Cost $14,493
  ............................................................................................................
    Market Value                           --            --          --           --         --       10,057
 -------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life
  Insurance Company                        --            --          18           --          2           --
  ............................................................................................................
 Receivable from fund shares sold          --            --          --           --         --           --
  ............................................................................................................
 TOTAL ASSETS                          53,784        34,987      20,376       10,122     30,933       10,057
  ............................................................................................................
 LIABILITIES:
 Payable to Hartford Life
  Insurance Company                        --            --          --          305         --           --
  ............................................................................................................
 Payable for fund shares purchased         --            --          --           --         --           --
  ............................................................................................................
 TOTAL LIABILITIES                         --            --          --          305         --           --
 -------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $53,784     $  34,987   $  20,376    $   9,817    $30,933      $10,057
 -------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            4,502         2,516       1,827          928      4,348        1,089
 Unit price                           $ 11.95     $   13.90   $   11.15    $   10.58    $  7.11      $  9.23
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  J.P.         J.P.        MSDW         MSDW         MSDW         BT Equity
                                    Morgan       Morgan      Universal    Universal    Universal    500 Index
                                    U.S.         International Funds Fixed Funds       Funds        Investment
                                    Disciplined  Opportunities Income     Global       Emerging     Division
                                    Equity       Investment  Investment   Equity       Markets
                                    Investment   Division    Division     Investment   Equity
                                    Division                              Division     Investment
                                                                                       Division
 -------------------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE J.P. MORGAN
 SERIES TRUST II:
 -------------------------------------------------------------------------------------------------------------
 J.P. MORGAN EQUITY PORTFOLIO
  Shares 1,098
  Cost $19,094
  ............................................................................................................
    Market Value                     $  14,338    $    --     $      --     $    --     $      --    $    --
 -------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN J.P. MORGAN SERIES
 TRUST II:
 -------------------------------------------------------------------------------------------------------------
 J.P. MORGAN INTERNATIONAL
 OPPORTUNITIES PORTFOLIO
  Shares 1,480
  Cost $18,084
  ............................................................................................................
    Market Value                            --     13,094            --          --            --         --
 -------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MORGAN STANLEY
 DEAN WITTER UNIVERSAL FUNDS,
 INC.:
 -------------------------------------------------------------------------------------------------------------
 FIXED INCOME PORTFOLIO
  Shares 3,874
  Cost $40,682
  ............................................................................................................
    Market Value                            --         --        42,036          --            --         --
 -------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY PORTFOLIO
  Shares 2,426
  Cost $32,679
  ............................................................................................................
    Market Value                            --         --            --      29,432            --         --
 -------------------------------------------------------------------------------------------------------------
 EMERGING MARKETS EQUITY PORTFOLIO
  Shares 1,372
  Cost $13,116
  ............................................................................................................
    Market Value                            --         --            --          --         9,098         --
 -------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN BT INSURANCE FUNDS
 TRUST:
 -------------------------------------------------------------------------------------------------------------
 EQUITY 500 INDEX FUND
  Shares 703
  Cost $9,827
  ............................................................................................................
    Market Value                            --         --            --          --            --      8,424
 -------------------------------------------------------------------------------------------------------------
 Receivable from Hartford Life
  Insurance Company                         --         --            --          --            49          2
  ............................................................................................................
 Receivable from fund shares sold           --         --            --          --            --         --
  ............................................................................................................
 TOTAL ASSETS                           14,338     13,094        42,036      29,432         9,147      8,426
  ............................................................................................................
 LIABILITIES:
 Payable to Hartford Life
  Insurance Company                        151          8           300         263            --         --
  ............................................................................................................
 Payable for fund shares purchased          --         --            --          --            --         --
  ............................................................................................................
 TOTAL LIABILITIES                         151          8           300         263            --         --
 -------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $  14,187    $13,086     $  41,736     $29,169     $   9,147    $ 8,426
 -------------------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants             1,585      1,415         3,522       2,633           858        929
 Unit price                          $    8.95    $  9.25     $   11.85     $ 11.08     $   10.67    $  9.07
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  BT Small     MFS High     MFS          Janus       Janus Aspen
                                    Cap Index    Income       Investors    Aspen       Flexible
                                    Investment   Investment   Trust        Aggressive  Income
                                    Division     Division     Investment   Growth      Investment
                                                              Division*    Investment  Division
                                                                           Division
 -------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN BT INSURANCE FUNDS
 TRUST:
 -------------------------------------------------------------------------------------------------
 SMALL CAP INDEX FUND
  Shares 15,567
  Cost $166,791
  ................................................................................................
    Market Value                     $ 167,029     $    --     $     --     $    --     $      --
 -------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MFS VARIABLE
 INSURANCE TRUST:
 -------------------------------------------------------------------------------------------------
 HIGH INCOME SERIES
  Shares 3,966
  Cost $40,373
  ................................................................................................
    Market Value                            --      36,568           --          --            --
 -------------------------------------------------------------------------------------------------
 INVESTORS TRUST SERIES
  Shares 7,503
  Cost $144,348
  ................................................................................................
    Market Value                            --          --      128,526          --            --
 -------------------------------------------------------------------------------------------------
 INVESTMENTS IN JANUS ASPEN:
 -------------------------------------------------------------------------------------------------
 AGGRESSIVE GROWTH INVESTMENT FUND
  Shares 542
  Cost $14,997
  ................................................................................................
    Market Value                            --          --           --      11,782            --
 -------------------------------------------------------------------------------------------------
 FLEXIBLE INCOME INVESTMENT FUND
  Shares 1,767
  Cost $21,044
  ................................................................................................
    Market Value                            --          --           --          --        21,171
 -------------------------------------------------------------------------------------------------
 Receivable from Hartford Life
  Insurance Company                         --          --           --           1            --
  ................................................................................................
 Receivable from fund shares sold           --          --           --          --            --
  ................................................................................................
 TOTAL ASSETS                          167,029      36,568      128,526      11,783        21,171
  ................................................................................................
 LIABILITIES:
 Payable to Hartford Life
  Insurance Company                          5           2            8           2           656
  ................................................................................................
 Payable for fund shares purchased          --          --           --          --            --
  ................................................................................................
 TOTAL LIABILITIES                           5           2            8           2           656
 -------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $ 167,024     $36,566     $128,518     $11,781     $  20,515
 -------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            13,596       3,826       15,121       2,312         1,797
 Unit price                          $   12.28     $  9.56     $   8.50     $  5.10     $   11.42
 -------------------------------------------------------------------------------------------------

* Formerly MFS Growth and Income Series. Change effective January 29, 2001.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations
--------------------------------------------------------------------------------

 December 31, 2001                  Hartford     Hartford     Hartford    Neuberger    Neuberger
                                    Bond         Capital      Money       Berman       Berman
                                    Investment   Appreciation Market      AMT          AMT
                                    Division     Investment   Investment  Partners     Balanced
                                                 Division     Division    Investment   Investment
                                                                          Division     Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 2,504     $     234     $   77     $      --   $     392
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                         (350)         (248)        (9)           (8)       (288)
  ...............................................................................................
  Net investment income (loss)          2,154           (14)        68            (8)        104
  ...............................................................................................
 CAPITAL GAINS INCOME                      --        10,261         --            --       7,413
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions                 966         1,434         --        (1,164)      3,324
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   1,066       (13,993)         2         1,430     (14,001)
  ...............................................................................................
  Net gain (loss) on investments        2,032       (12,559)         2           266     (10,677)
 ------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $ 4,186     $  (2,312)    $   70     $     258   $  (3,160)
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  Neuberger    Fidelity     Fidelity    Fidelity     Fidelity
                                    Berman AMT   VIP Fund     VIP Fund    VIP Fund     VIP Fund
                                    Limited      Equity-Income High       Overseas     II
                                    Maturity     Investment   Income      Investment   Asset
                                    Bond         Division     Investment  Division     Manager
                                    Investment                Division                 Investment
                                    Division                                           Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $    --     $     350    $ 5,293     $     463   $     405
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                           (9)          (75)      (227)           (8)         (8)
  ...............................................................................................
  Net investment income (loss)             (9)          275      5,066           455         397
  ...............................................................................................
 CAPITAL GAINS INCOME                      --           983         --           732         152
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions                 288          (633)    (1,344)       (2,567)     (1,555)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     (94)       (1,161)    (7,366)        1,159         975
  ...............................................................................................
  Net gain (loss) on investments          194        (1,794)    (8,710)       (1,408)       (580)
 ------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $   185     $    (536)   $(3,644)    $    (221)  $     (31)
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  Alger        Alger        J.P.        J.P.         J.P.
                                    American     American     Morgan      Morgan       Morgan
                                    Small        Growth       Bond        U.S.         Small
                                    Capitalization Investment Investment  Disciplined  Company
                                    Investment   Division     Division    Equity       Investment
                                    Division                              Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $    --     $      25    $    --     $      73   $      --
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                           (7)          (77)       (64)         (104)        (45)
  ...............................................................................................
  Net investment income (loss)             (7)          (52)       (64)          (31)        (45)
  ...............................................................................................
 CAPITAL GAINS INCOME                      --         1,342         --            --          --
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on security
    transactions                       (5,426)       (1,168)     4,974        (1,399)     (3,326)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   4,865        (1,305)    (2,597)         (575)      4,526
  ...............................................................................................
  Net gain (loss) on investments         (561)       (2,473)     2,377        (1,974)      1,200
 ------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $  (568)    $  (1,183)   $ 2,313     $  (2,005)  $   1,155
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  J.P.         MSDW         MSDW        MSDW         MSDW
                                    Morgan       Universal    Universal   Universal    Universal
                                    International Funds Fixed Funds       Funds        Funds
                                    Opportunities Income      High Yield  Equity       Value
                                    Investment   Investment   Investment  Growth       Investment
                                    Division     Division     Division    Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   136     $   1,684    $    --     $      --   $      --
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                         (136)         (273)        (8)           (8)        (10)
  ...............................................................................................
  Net investment income (loss)             --         1,411         (8)           (8)        (10)
  ...............................................................................................
 CAPITAL GAINS INCOME                     374           649         --            --           1
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions              (9,516)          320     (1,860)         (749)      2,013
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   5,875         1,188      2,701           618      (1,546)
  ...............................................................................................
  Net gain (loss) on investments       (3,641)        1,508        841          (131)        467
 ------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $(3,267)    $   3,568    $   833     $    (139)  $     458
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  MSDW         MSDW         BT Equity   BT Small     BT EAFE
                                    Universal    Universal    500 Index   Cap Index    Equity
                                    Funds        Funds        Investment  Investment   Index
                                    Global       Emerging     Division    Division     Investment
                                    Equity       Markets                               Division
                                    Investment   Equity
                                    Division     Investment
                                                 Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   314     $      --    $    71     $     967   $      --
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                         (204)          (67)       (66)         (921)         (8)
  ...............................................................................................
  Net investment income (loss)            110           (67)         5            46          (8)
  ...............................................................................................
 CAPITAL GAINS INCOME                      --            --          7         7,787          --
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on security
    transactions                         (155)       (1,387)      (147)      (17,380)     (1,449)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (2,573)        1,598     (1,145)         (386)        981
  ...............................................................................................
  Net gain (loss) on investments       (2,728)          211     (1,292)      (17,766)       (468)
 ------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $(2,618)    $     144    $(1,280)    $  (9,933)  $    (476)
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  MFS High     Templeton    MFS         Janus Aspen  Janus
                                    Income       Growth       Investors   Aggressive   Aspen
                                    Investment   Securities   Trust       Growth       Flexible
                                    Division     Investment   Investment  Investment   Income
                                                 Division     Division*   Division*    Investment
                                                                                       Division*
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 3,095     $      --    $    692    $      --   $     856
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                         (225)           (7)       (786)         (78)       (120)
  ...............................................................................................
  Net investment income (loss)          2,870            (7)        (94)         (78)        736
  ...............................................................................................
 CAPITAL GAINS INCOME                      --            --       3,549           --          --
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions              (1,188)          650     (16,311)      (5,357)        (17)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (3,273)         (279)    (15,821)      (3,215)        128
  ...............................................................................................
  Net gain (loss) on investments       (4,461)          371     (32,132)      (8,572)        111
 ------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $(1,591)    $     364    $(28,677)   $  (8,650)  $     847
 ------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 December 31, 2001                  Hartford     Hartford     Hartford    Neuberger    Neuberger
                                    Bond         Capital      Money       Berman       Berman
                                    Investment   Appreciation Market      AMT          AMT
                                    Division     Investment   Investment  Partners     Balanced
                                                 Division     Division    Investment   Investment
                                                                          Division     Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $  2,154     $     (14)   $     68    $      (8)  $     104
  ...............................................................................................
  Capital gains income                     --        10,261          --           --       7,413
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                 966         1,434          --       (1,164)      3,324
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   1,066       (13,993)          2        1,430     (14,001)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          4,186        (2,312)         70          258      (3,160)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                148           104          --           --         151
  ...............................................................................................
  Transfers                                --            --          --           --    (172,447)
  ...............................................................................................
  Administrative fee                      (25)          (19)         --           --         (42)
  ...............................................................................................
  Surrenders                          (10,000)      (10,000)    (10,000)     (10,000)    (10,000)
  ...............................................................................................
  Cost of insurance and other fees       (371)         (182)         --           --        (830)
  ...............................................................................................
  Other activity                       (1,376)       (3,870)       (762)        (482)     (8,831)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      (11,624)      (13,967)    (10,762)     (10,482)   (191,999)
  ...............................................................................................
  Net increase (decrease) in net
    assets                             (7,438)      (16,279)    (10,692)     (10,224)   (195,159)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  61,222        51,266      10,692       10,224     215,535
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 53,784     $  34,987    $     --    $      --   $  20,376
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  Neuberger    Fidelity     Fidelity    Fidelity     Fidelity
                                    Berman AMT   VIP Fund     VIP Fund    VIP Fund     VIP Fund
                                    Limited      Equity-Income High       Overseas     II
                                    Maturity     Investment   Income      Investment   Asset
                                    Bond         Division     Investment  Division     Manager
                                    Investment                Division                 Investment
                                    Division                                           Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $     (9)    $     275    $  5,066    $     455   $     397
  ...............................................................................................
  Capital gains income                     --           983          --          732         152
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                 288          (633)     (1,344)      (2,567)     (1,555)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     (94)       (1,161)     (7,366)       1,159         975
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            185          (536)     (3,644)        (221)        (31)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 --            29          96           --          --
  ...............................................................................................
  Transfers                                --           178          --           --          --
  ...............................................................................................
  Administrative fee                       --           (15)        (16)          --          --
  ...............................................................................................
  Surrenders                          (10,000)      (10,000)    (10,000)     (10,000)    (10,000)
  ...............................................................................................
  Cost of insurance and other fees         --          (442)       (237)          --          --
  ...............................................................................................
  Other activity                         (869)         (652)      1,398          258        (108)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      (10,869)      (10,902)     (8,759)      (9,742)    (10,108)
  ...............................................................................................
  Net increase (decrease) in net
    assets                            (10,684)      (11,438)    (12,403)      (9,963)    (10,139)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  10,684        21,255      43,336        9,963      10,139
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $     --     $   9,817    $ 30,933    $      --   $      --
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  Alger        Alger        J.P.        J.P.         J.P.
                                    American     American     Morgan      Morgan       Morgan
                                    Small        Growth       Bond        U.S.         Small
                                    Capitalization Investment Investment  Disciplined  Company
                                    Investment   Division     Division    Equity       Investment
                                    Division                              Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $     (7)    $     (52)   $    (64)   $     (31)  $    (45)
  ...............................................................................................
  Capital gains income                     --         1,342          --           --         --
  ...............................................................................................
  Net realized gain (loss) on
    security transactions              (5,426)       (1,168)      4,974       (1,399)    (3,326)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   4,865        (1,305)     (2,597)        (575)     4,526
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                           (568)       (1,183)      2,313       (2,005)     1,155
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 --            30          20           42         13
  ...............................................................................................
  Transfers                                --            --     (81,815)          --    (54,288)
  ...............................................................................................
  Administrative fee                       --            (5)         (2)          (8)        (1)
  ...............................................................................................
  Surrenders                          (10,000)      (10,000)    (10,000)     (10,000)   (10,000)
  ...............................................................................................
  Cost of insurance and other fees         --           (53)        (22)         (75)       (14)
  ...............................................................................................
  Other activity                        1,008          (252)     (1,916)         598     (3,534)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       (8,992)      (10,280)    (93,735)      (9,443)   (67,824)
  ...............................................................................................
  Net increase (decrease)\in net
    assets                             (9,560)      (11,463)    (91,422)     (11,448)   (66,669)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                   9,560        21,520      91,422       25,635     66,669
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $     --     $  10,057    $     --    $  14,187   $     --
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  J.P.         MSDW         MSDW        MSDW         MSDW
                                    Morgan       Universal    Universal   Universal    Universal
                                    International Funds Fixed Funds       Funds        Funds
                                    Opportunities Income      High Yield  Equity       Value
                                    Investment   Investment   Investment  Growth       Investment
                                    Division     Division     Division    Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $     --     $   1,411    $     (8)   $      (8)  $    (10)
  ...............................................................................................
  Capital gains income                    374           649          --           --          1
  ...............................................................................................
  Net realized gain (loss) on
    security transactions              (9,516)          320      (1,860)        (749)     2,013
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   5,875         1,188       2,701          618     (1,546)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (3,267)        3,568         833         (139)       458
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 54           115          --           --         --
  ...............................................................................................
  Transfers                           (54,721)           --          --           --         --
  ...............................................................................................
  Administrative fee                       (9)          (19)         --           --         --
  ...............................................................................................
  Surrenders                          (10,000)      (10,000)    (10,000)     (10,000)   (10,000)
  ...............................................................................................
  Cost of insurance and other fees        (85)         (288)         --           --         --
  ...............................................................................................
  Other activity                           14        (1,363)        (67)        (262)    (2,279)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      (64,747)      (11,555)    (10,067)     (10,262)   (12,279)
  ...............................................................................................
  Net increase (decrease) in net
    assets                            (68,014)       (7,987)     (9,234)     (10,401)   (11,821)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  81,100        49,723       9,234       10,401     11,821
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 13,086     $  41,736    $     --    $      --   $     --
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  MSDW         MSDW         BT Equity   BT Small     BT EAFE
                                    Universal    Universal    500 Index   Cap Index    Equity
                                    Funds        Funds        Investment  Investment   Index
                                    Global       Emerging     Division    Division     Investment
                                    Equity       Markets                               Division
                                    Investment   Equity
                                    Division     Investment
                                                 Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $    110     $     (67)   $      5    $      46   $      (8)
  ...............................................................................................
  Capital gains income                     --            --           7        7,787          --
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                (155)       (1,387)       (147)     (17,380)     (1,449)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (2,573)        1,598      (1,145)        (386)        981
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (2,618)          144      (1,280)      (9,933)       (476)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 85            26          25          388          --
  ...............................................................................................
  Transfers                                --            --          --      172,447          --
  ...............................................................................................
  Administrative fee                      (16)           (5)        (13)         (50)         --
  ...............................................................................................
  Surrenders                          (10,000)      (10,000)    (10,000)     (10,000)    (10,000)
  ...............................................................................................
  Cost of insurance and other fees       (151)          (46)       (242)        (896)         --
  ...............................................................................................
  Other activity                         (829)          394         168        4,042         837
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      (10,911)       (9,631)    (10,062)     165,931      (9,163)
  ...............................................................................................
  Net increase (decrease) in net
    assets                            (13,529)       (9,487)    (11,342)     155,998      (9,639)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  42,698        18,634      19,768       11,026       9,639
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 29,169     $   9,147    $  8,426    $ 167,024   $      --
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2001                  MFS High     Templeton    MFS         Janus Aspen  Janus
                                    Income       Growth       Investors   Aggressive   Aspen
                                    Investment   Securities   Trust       Growth       Flexible
                                    Division     Investment   Investment  Investment   Income
                                                 Division     Division*   Division*    Investment
                                                                                       Division*
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $  2,870     $      (7)  $     (94)   $     (78)  $     736
  ...............................................................................................
  Capital gains income                     --            --       3,549           --          --
  ...............................................................................................
  Net realized gain (loss) on
    security transactions              (1,188)          650     (16,311)      (5,357)        (17)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (3,273)         (279)    (15,821)      (3,215)        128
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (1,591)          364     (28,677)      (8,650)        847
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                             12,959        12,860         365           38          51
  ...............................................................................................
  Transfers                            19,167       (20,405)    152,659       19,082      20,143
  ...............................................................................................
  Administrative fee                      (35)           (3)        (44)          (5)        (28)
  ...............................................................................................
  Surrenders                               --            --          --           --          --
  ...............................................................................................
  Cost of insurance and other fees       (712)          (83)       (401)         (41)       (620)
  ...............................................................................................
  Other activity                           82          (114)      4,616        1,357         122
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       31,461        (7,745)    157,195       20,431      19,668
  ...............................................................................................
  Net increase (decrease) in net
    assets                             29,870        (7,381)    128,518       11,781      20,515
  ...............................................................................................
 NET ASSETS:
  Beginning of period                   6,696         7,381          --           --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 36,566     $      --   $ 128,518    $  11,781   $  20,515
 ------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 December 31, 2000                  Hartford     Hartford     Hartford    Neuberger    Neuberger
                                    Bond         Capital      Money       Berman       Berman
                                    Investment   Appreciation Market      AMT          AMT
                                    Division     Investment   Investment  Partners     Balanced
                                                 Division     Division    Investment   Investment
                                                                          Division     Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $  (113)    $       1    $   549     $      13   $   2,457
  ...............................................................................................
  Capital gains income                     --         6,951         --         1,658      32,094
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                  29            22         --             3        (295)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   6,302        (1,258)        --        (1,669)    (45,923)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          6,218         5,716        549             5     (11,667)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 87            70         --            --          --
  ...............................................................................................
  Transfers                                --            --         --            --          --
  ...............................................................................................
  Administrative fee                      (30)          (22)        --            --          --
  ...............................................................................................
  Death claims                             --            --         --            --          --
  ...............................................................................................
  Surrenders                               --            --         --            --          --
  ...............................................................................................
  Cost of insurance and other fees       (584)         (245)        --            --          --
  ...............................................................................................
  Other activity                           (5)          (28)         3             3      (1,661)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                         (532)         (225)         3             3      (1,661)
  ...............................................................................................
  Net increase (decrease) in net
    assets                              5,686         5,491        552             8     (13,328)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  55,536        45,775     10,140        10,216     228,863
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $61,222     $  51,266    $10,692     $  10,224   $ 215,535
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Neuberger    Fidelity     Fidelity    Fidelity     Fidelity
                                    Berman AMT   VIP Fund     VIP Fund    VIP Fund     VIP Fund
                                    Limited      Equity-Income High       Overseas     II
                                    Maturity     Investment   Income      Investment   Asset
                                    Bond         Division     Investment  Division     Manager
                                    Investment                Division                 Investment
                                    Division                                           Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $    610     $     445    $  3,425    $      93   $   6,474
  ...............................................................................................
  Capital gains income                     --         2,365          --        1,052      17,039
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                   2        (1,435)        (53)          (3)    (10,273)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                       2          (166)    (16,338)      (3,577)    (15,532)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            614         1,209     (12,966)      (2,435)     (2,292)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 --            24          76           --          --
  ...............................................................................................
  Transfers                                --       (15,212)         --           --    (210,803)
  ...............................................................................................
  Administrative fee                       --           (67)        (27)          --         (65)
  ...............................................................................................
  Death claims                             --            --          --           --          --
  ...............................................................................................
  Surrenders                               --            --          --           --          --
  ...............................................................................................
  Cost of insurance and other fees         --        (2,199)       (550)          --        (585)
  ...............................................................................................
  Other activity                            3            30          18           (2)     (5,018)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                            3       (17,424)       (483)          (2)   (216,471)
  ...............................................................................................
  Net increase (decrease) in net
    assets                                617       (16,215)    (13,449)      (2,437)   (218,763)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  10,067        37,470      56,785       12,400     228,902
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 10,684     $  21,255    $ 43,336    $   9,963   $  10,139
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Alger        Alger        J.P.        J.P.         J.P.
                                    American     American     Morgan      Morgan       Morgan
                                    Small        Growth       Bond        U.S.         Small
                                    Capitalization Investment Investment  Disciplined  Company
                                    Investment   Division     Division    Equity       Investment
                                    Division                              Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income       $    (80)    $    (165)   $  3,998    $      (9)  $   (171)
  ...............................................................................................
  Capital gains income                  4,513         3,340          --          816        347
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                  10            20           6           11         --
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (8,102)       (7,090)      2,669       (4,168)    (7,612)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (3,659)       (3,895)      6,673       (3,350)    (7,436)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Premiums                                 --            25         132           32        102
  ...............................................................................................
  Transfers                                --            --      73,781           --     73,781
  ...............................................................................................
  Administrative fee                       --            (8)        (17)         (11)       (14)
  ...............................................................................................
  Death claims                             --            --          --           --         --
  ...............................................................................................
  Cost of insurance and other fees         --           (91)       (175)        (123)      (137)
  ...............................................................................................
  Other activity                           (4)          (10)        945            1    (12,990)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                           (4)          (84)     74,666         (101)    60,742
  ...............................................................................................
  Net increase (decrease) in net
    assets                             (3,663)       (3,979)     81,339       (3,451)    53,306
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  13,223        25,499      10,083       29,086     13,363
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $  9,560     $  21,520    $ 91,422    $  25,635   $ 66,669
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  J.P.         MSDW         MSDW        MSDW         MSDW        MSDW
                                    Morgan       Universal    Universal   Universal    Universal   Universal
                                    International Funds Fixed Funds       Funds        Funds       Funds
                                    Opportunities Income      High Yield  Equity       Value       Global
                                    Investment   Investment   Investment  Growth       Investment  Equity
                                    Division     Division     Division    Investment   Division    Investment
                                                                          Division                 Division
 -------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $   (300)    $   2,614    $  1,154    $     (79)  $      38    $    575
  ............................................................................................................
  Capital gains income                  1,758            --          --          740         158       2,668
  ............................................................................................................
  Net realized gain (loss) on
    security transactions                 (21)           35          --           --          --          --
  ............................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (14,311)        2,058      (2,322)      (2,120)      2,121         946
  ............................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (12,874)        4,707      (1,168)      (1,459)      2,317       4,189
  ............................................................................................................
 UNIT TRANSACTIONS:
  Premiums                                137            67          --           --          --          54
  ............................................................................................................
  Transfers                            63,241            --          --           --          --          --
  ............................................................................................................
  Administrative fee                      (25)          (23)         --           --          --         (18)
  ............................................................................................................
  Cost of insurance and other fees       (265)         (451)         --           --          --        (200)
  ............................................................................................................
  Other activity                         (330)          (36)         10           (6)        (17)        (54)
  ............................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       62,758          (443)         10           (6)        (17)       (218)
  ............................................................................................................
  Net increase (decrease) in net
    assets                             49,884         4,264      (1,158)      (1,465)      2,300       3,971
  ............................................................................................................
 NET ASSETS:
  Beginning of period                  31,216        45,459      10,392       11,866       9,521      38,727
 -------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 81,100     $  49,723    $  9,234    $  10,401   $  11,821    $ 42,698
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  MSDW         BT Equity   BT Small     BT EAFE     MFS         Templeton
                                    Universal    500 Index   Cap Index    Equity      High        Growth
                                    Funds        Investment  Investment   Index       Income      Securities
                                    Emerging     Division    Division     Investment  Investment  Investment
                                    Markets                               Division    Division*   Division*
                                    Equity
                                    Investment
                                    Division
 ------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $    (178)   $  (141)    $     (76)  $     (69)    $  (25)    $     (25)
  ...........................................................................................................
  Capital gains income                   3,192         11            58         162         --            --
  ...........................................................................................................
  Net realized gain (loss) on
    security transactions                   --         30            --          --         --            --
  ...........................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (15,193)    (2,051)         (506)     (2,105)      (532)          279
  ...........................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         (12,179)    (2,151)         (524)     (2,012)      (557)          254
  ...........................................................................................................
 UNIT TRANSACTIONS:
  Premiums                                  24         20            --          --         11            11
  ...........................................................................................................
  Transfers                                 --         --            --          --      7,606         7,606
  ...........................................................................................................
  Administrative fee                        (9)       (18)           --          --        (15)          (15)
  ...........................................................................................................
  Death claims                              --         --            --          --         --            --
  ...........................................................................................................
  Cost of insurance and other fees         (98)      (324)           --          --       (378)         (381)
  ...........................................................................................................
  Other activity                           104        (16)            8          10         29           (94)
  ...........................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                            21       (338)            8          10      7,253         7,127
  ...........................................................................................................
  Net increase (decrease) in net
    assets                             (12,158)    (2,489)         (516)     (2,002)     6,696         7,381
  ...........................................................................................................
 NET ASSETS:
  Beginning of period                   30,792     22,255        11,542      11,641         --            --
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $  18,634    $19,766     $  11,026   $   9,639     $6,696     $   7,381
 ------------------------------------------------------------------------------------------------------------

* From inception, May 24, 2000, to December 31, 2000.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period From Inception,     Hartford     Hartford     Hartford    Neuberger    Neuberger
 September 8, 1999 to               Bond         Capital      Money       Berman       Berman
 December 31, 1999                  Investment   Appreciation Market      AMT          AMT
                                    Division     Investment   Investment  Partners     Balanced
                                                 Division     Division    Investment   Investment
                                                                          Division     Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)          2,909            62        142           (20)       (363)
  ...............................................................................................
  Capital gains income                     --            63         --            --          --
  ...............................................................................................
  Net realized gain on security
    transactions                           --             3         --            --          34
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (2,882)        7,161         --           236      50,412
  ...............................................................................................
  Net increase in net assets
    resulting from operations              27         7,289        142           216      50,083
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            55,390        38,482     10,000        10,000     170,421
  ...............................................................................................
  Cost of insurance and other fees         --            --         --            --          --
  ...............................................................................................
  Other activity                          119             4         (2)           --       8,359
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       55,509        38,486      9,998        10,000     178,780
  ...............................................................................................
  Net increase (decrease) in net
    assets                             55,536        45,775     10,140        10,216     228,863
  ...............................................................................................
 NET ASSETS:
  Beginning of period                      --            --         --            --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $55,536     $  45,775    $10,140     $  10,216   $ 228,863
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period From Inception,     Neuberger    Fidelity     Fidelity    Fidelity     Fidelity
 September 8, 1999 to               Berman AMT   VIP Fund     VIP Fund    VIP Fund     VIP Fund
 December 31, 1999                  Limited      Equity-Income High       Overseas     II
                                    Maturity     Investment   Income      Investment   Asset
                                    Bond         Division     Investment  Division     Manager
                                    Investment                Division                 Investment
                                    Division                                           Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $    (21)    $     (70)   $   (103)   $     (22)  $    (409)
  ...............................................................................................
  Capital gains income                     --            --          --           --          --
  ...............................................................................................
  Net realized gain on security
    transactions                           --            --          --            1           7
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                      91          (139)      1,507        2,418      14,561
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                             70          (209)      1,404        2,397      14,159
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            10,000        37,529      55,390       10,000     211,340
  ...............................................................................................
  Cost of insurance and other fees         --            --          --           --          --
  ...............................................................................................
  Other activity                           (3)          150          (9)           3       3,403
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        9,997        37,679      55,381       10,003     214,743
  ...............................................................................................
  Net increase (decrease) in net
    assets                             10,067        37,470      56,785       12,400     228,902
  ...............................................................................................
 NET ASSETS:
  Beginning of period                      --            --          --           --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 10,067     $  37,470    $ 56,785    $  12,400   $ 228,902
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period From Inception,     Alger        Alger        J.P.        J.P.         J.P.
 September 8, 1999 to               American     American     Morgan      Morgan       Morgan
 December 31, 1999                  Small        Growth       Bond        U.S.         Small
                                    Capitalization Investment Investment  Disciplined  Company
                                    Investment   Division     Division    Equity       Investment
                                    Division                              Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income       $    (22)    $     (44)   $    151    $      23   $     (20)
  ...............................................................................................
  Capital gains income                     --            --          --        1,789         273
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                   3             3          --           --          --
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   3,238         3,959         (72)         (14)      3,114
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          3,219         3,918          79        1,798       3,367
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            10,000        21,393      10,000       27,089      10,000
  ...............................................................................................
  Cost of insurance and other fees         --            --          --           --          --
  ...............................................................................................
  Other activity                            4           188           4          199          (4)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       10,004        21,581      10,004       27,288       9,996
  ...............................................................................................
  Net increase (decrease) in net
    assets                           $ 13,223        25,499      10,083       29,086      13,363
  ...............................................................................................
 NET ASSETS:
  Beginning of period                      --            --          --           --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 13,223     $  25,499    $ 10,083    $  29,086   $  13,363
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period From Inception,     J.P.         MSDW         MSDW        MSDW         MSDW
 September 8, 1999 to               Morgan       Universal    Universal   Universal    Universal
 December 31, 1999                  International Funds Fixed Funds       Funds        Funds
                                    Opportunities Income      High Yield  Equity       Value
                                    Investment   Investment   Investment  Growth       Investment
                                    Division     Division     Division    Investment   Division
                                                                          Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $     85     $   1,979    $    769    $     (21)  $      96
  ...............................................................................................
  Capital gains income                    871            --          --          385          --
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   3,447        (1,892)       (374)       1,501        (573)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          4,403            87         395        1,865        (477)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            27,089        45,304      10,000       10,000      10,000
  ...............................................................................................
  Cost of insurance and other fees         --            --          --           --          --
  ...............................................................................................
  Other activity                         (276)           68          (3)           1          (2)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       26,813        45,372       9,997       10,001       9,998
  ...............................................................................................
  Net increase (decrease) in net
    assets                             31,216        45,459      10,392       11,866       9,521
  ...............................................................................................
 NET ASSETS:
  Beginning of period                      --            --          --           --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 31,216     $  45,459    $ 10,392    $  11,866   $   9,521
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period From Inception,     MSDW         MSDW         BT Equity   BT Small     BT EAFE
 September 8, 1999 to               Universal    Universal    500 Index   Cap Index    Equity
 December 31, 1999                  Funds        Funds        Investment  Investment   Index
                                    Global       Emerging     Division    Division     Investment
                                    Equity       Markets                               Division
                                    Investment   Equity
                                    Division     Investment
                                                 Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $    371     $     (46)   $    102    $      93   $     164
  ...............................................................................................
  Capital gains income                  1,604            --          67          325         346
  ...............................................................................................
  Net realized gain (loss) on
    security transactions                  --            --          --           --          --
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (1,620)        9,577       1,792        1,129       1,133
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            355         9,531       1,961        1,547       1,643
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            38,482        21,393      20,167       10,000      10,000
  ...............................................................................................
  Cost of insurance and other fees         --            --          --           --          --
  ...............................................................................................
  Other activity                         (110)         (132)        127           (5)         (2)
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       38,372        21,261      20,294        9,995       9,998
  ...............................................................................................
  Net increase (decrease) in net
    assets                             38,727        30,792      22,255       11,542      11,641
  ...............................................................................................
 NET ASSETS:
  Beginning of period                      --            --          --           --          --
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                      $ 38,727     $  30,792    $ 22,255    $  11,542   $  11,641
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A -- HARTFORD LIFE INSURANCE COMPANY
OMNISOURCE
Notes to Financial Statements
December 31, 2001

1.  ORGANIZATION:

ICMG Registered Variable Life Separate Account A, OmniSource (the Account), is a component of ICMG Registered Variable Life Separate Account A, a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of seventeen Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principal generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

4.  FINANCIAL HIGHLIGHTS

The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount has outstanding units.

                                                                                                         INVESTMENT
                                                                 UNIT          CONTRACT       EXPENSE      INCOME        TOTAL
                                                    UNITS     FAIR VALUE    OWNERS' EQUITY     RATIO*      RATIO**     RETURN***
---------------------------------------------------------------------------------------------------------------------------------
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A OMNISOURCE
 INVESTMENTS IN THE HARTFORD HLS FUNDS, INC.:
 Hartford Bond HLS Fund, Inc.
   2001 Lowest contract charges                      4,502    11.945967         53,784          0.64%        4.60%         7.98%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Capital Appreciation HLS Fund, Inc.
   2001 Lowest contract charges                      2,516    13.904635         34,987          0.64%        0.61%        -7.54%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN NEUBERGER BERMAN ADVISERS
   MANAGEMENT TRUST:
 Balanced Portfolio
   2001 Lowest contract charges                      1,827    11.151335         20,376          0.64%        0.88%       -13.92%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN FIDELTY VARIABLE INSURANCE
   PRODUCTS FUND:
 Equity Income Portfolio
   2001 Lowest contract charges                        928    10.577781          9,817          0.64%        3.01%        -5.57%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 High Income Portfolio
   2001 Lowest contract charges                      4,348     7.114745         30,933          0.64%       15.09%       -12.30%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT IN THE ALGER AMERICAN FUNDS:
 Alger American Growth Portfolio
   2001 Lowest contract charges                      1,089     9.231808         10,057          0.64%        0.21%       -12.39%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN J.P. MORGAN SERIES TRUST II:
 J.P. Morgan Equity Portfolio
   2001 Lowest contract charges                      1,585     8.951874         14,187          0.64%        0.45%       -12.48%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan International Opportunities
   Portfolio
   2001 Lowest contract charges                      1,415     9.245592         13,086          0.64%        0.65%       -19.66%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MORGAN STANLEY DEAN WITTER
   UNIVERSAL FUNDS, INC.:
 Fixed Income Portfolio
   2001 Lowest contract charges                      3,522    11.850746         41,736          0.64%        3.96%         8.61%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 Global Equity Portfolio
   2001 Lowest contract charges                      2,633    11.078449         29,169          0.64%        0.99%        -7.64%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity Portfolio
   2001 Lowest contract charges                        858    10.666356          9,147          0.64%          --         -7.10%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN BT INSURANCE FUNDS TRUST:
 Equity 500 Index Fund
   2001 Lowest contract charges                        929     9.072006          8,426          0.64%        0.70%       -12.75%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 Small Cap Index Fund
   2001 Lowest contract charges                     13,596    12.284385        167,024          0.64%        0.68%         1.41%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN MFS VARIABLE INSURANCE TRUST:
 High Income Series
   2001 Lowest contract charges                      3,826     9.557494         36,566          0.64%        8.94%         1.41%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 Investors Trust Series
   2001 Lowest contract charges                     15,121     8.499450        128,518          0.64%        0.57%       -16.50%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                         INVESTMENT
                                                                 UNIT          CONTRACT       EXPENSE      INCOME        TOTAL
                                                    UNITS     FAIR VALUE    OWNERS' EQUITY     RATIO*      RATIO**     RETURN***
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS IN JANUS ASPEN:
 Aggressive Growth Service Fund
   2001 Lowest contract charges                      2,312     5.095878         11,781          0.64%          --        -39.98%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Service Fund
   2001 Lowest contract charges                      1,797    11.416042         20,515          0.65%        4.62%         6.79%
        Highest contract charges                        --           --             --            --           --            --
        Remaining contract charges                      --           --             --            --           --            --
---------------------------------------------------------------------------------------------------------------------------------

 * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and changes made directly to contract owner accounts through the redemption of units.

 ** These amounts represent the "gross investment income" divided by the average net assets. Gross investment income reflects only the investment management fees charged by the fund manager and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As explained in Note 2(b) to the financial statements, effective January 1, 2001, the Company changed its method of accounting for derivatives and hedging activities. Effective April 1, 2001, the Company changed its method of accounting for recognition of interest income and impairment on purchased and retained beneficial interests in securitized financial assets.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 28, 2002                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------
                                                       2001     2000     1999
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,157   $2,109   $1,935
   Earned premiums and other                              94       97      110
   Net investment income                               1,495    1,326    1,359
   Net realized capital losses                           (91)     (85)      (4)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,655    3,447    3,400
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,703    1,495    1,574
   Insurance expenses and other                          622      600      631
   Amortization of deferred policy acquisition
    costs and present value of future profits            566      604      539
   Dividends to policyholders                             68       67      104
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    2,959    2,766    2,848
 -----------------------------------------------------------------------------
   Income before income tax expense                      696      681      552
   Income tax expense                                     44      194      191
   Income before cumulative effect of accounting
    changes                                              652      487      361
   Cumulative effect of accounting changes, net of
    tax                                                   (6)      --       --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  646   $  487   $  361
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2001       2000
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $18,933 and $14,219)     $ 19,142   $ 14,257
   Equity securities, available for sale, at fair
    value                                                   64         48
   Policy loans, at outstanding balance                  3,278      3,573
   Other investments                                     1,136        784
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     23,620     18,662
 ------------------------------------------------------------------------
   Cash                                                     87         56
   Premiums receivable and agents' balances                 10         15
   Reinsurance recoverables                              1,215      1,257
   Deferred policy acquisition costs and present
    value of future profits                              5,338      4,325
   Deferred income tax                                     (11)       239
   Goodwill                                                189         --
   Other assets                                            724        537
   Separate account assets                             114,261    113,744
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $145,433   $138,835
 ------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                             $  6,050   $  4,828
   Other policyholder funds                             18,412     14,947
   Other liabilities                                     1,952      2,124
   Separate account liabilities                        114,261    113,744
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    140,675    135,643
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 15
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       1,806      1,045
   Accumulated other comprehensive income (loss)
     Net unrealized capital gains (losses) on
      securities, net of tax                               177         16
     Cumulative translation adjustments                     (2)        --
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME
                                             (LOSS)        175         16
 ------------------------------------------------------------------------
   Retained earnings                                     2,771      2,125
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      4,758      3,192
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $145,433   $138,835
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                             ----------------------------------------
                                                                             Net Gain
                                                             Net Unrealized  on Cash
                                                             Capital Gains    Flow
                                                             (Losses) on     Hedging     Cumulative                    Total
                                       Common  Capital       Securities,     Instruments Translation   Retained      Stockholder's
                                       Stock   Surplus       Net of Tax      Net of Tax  Adjustments   Earnings       Equity
                                                                -----------------------------------------------------------------
                                                                             (In millions)
 2001
 Balance, December 31, 2000             $6       $1,045          $  16         $  --           --         $2,125        $3,192
 Comprehensive income
   Net income                                                                                                646           646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                     (18)           21                                         3
   Net change in unrealized capital
    gains (losses) on securities (3)                               116                                                     116
   Net gain on cash flow hedging
    instruments                                                                   42                                        42
   Cumulative translation adjustments                                                          (2)                          (2)
 Total other comprehensive income                                                                                          159
   Total comprehensive income                                                                                              805
 Capital contribution from parent                   761                                                                    761
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001   $6       $1,806          $ 114         $  63           (2)        $2,771        $4,758
                                       ------------------------------------------------------------------------------------------
 2000
 Balance, December 31, 1999             $6       $1,045          $(255)        $  --           --         $1,823        $2,619
 Comprehensive income
   Net income                                                                                                487           487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                               271                                                     271
 Total other comprehensive income                                                                                          271
   Total comprehensive income                                                                                              758
 Dividends declared                                                                                         (185)         (185)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2000   $6       $1,045          $  16         $  --           --         $2,125        $3,192
                                       ------------------------------------------------------------------------------------------
 1999
 Balance, December 31, 1998             $6       $1,045          $ 184         $  --           --         $1,462        $2,697
 Comprehensive income (loss)
   Net income                                                                                                361           361
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital
    gains (losses) on securities (3)                              (439)                                                   (439)
 Total other comprehensive loss                                                                                           (439)
   Total comprehensive income (loss)                                                                                       (78)
                                       ------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 1999   $6       $1,045          $(255)        $  --           --         $1,823        $2,619
                                       ------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax provision (benefit) of $62, $147 and $(236) for the years ended December 31, 2001, 2000 and 1999, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $23 for the year ended December 31, 2001. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax (losses) realized in net income of $(59), $(55) and $(2) for the years ended December 31, 2001, 2000 and 1999, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                                    2000     1999
                                          -------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $   646  $   487  $   361
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  92       85        4
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                          566      604      539
  Additions to deferred policy
   acquisition costs and present value
   of future profits                         (975)    (916)    (899)
  Depreciation and amortization               (18)     (28)     (18)
  Cumulative effect of adoption of SFAS
   133                                          4       --       --
  Cumulative effect of adoption of EITF
   99-20                                        2       --       --
  Loss due to commutation of reinsurance
   (See Note 9)                                --       --       16
  Decrease (increase) in premiums
   receivable and agents' balances              5       14      (18)
  Increase (decrease) in other
   liabilities                                (84)     375     (303)
  Change in receivables, payables, and
   accruals                                   (72)      53      165
  Increase (decrease) in accrued taxes        115       34     (163)
  Decrease (increase) in deferred income
   tax                                          7       73      241
  Increase in future policy benefits          871      496      797
  Decrease (increase) in reinsurance
   recoverables                                21       32     (318)
  Other, net                                  (75)      24      (79)
                                          -------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES    1,105    1,333      325
                                          -------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (9,766)  (5,800)  (5,753)
  Sales of investments                      4,564    4,230    6,383
  Maturity and principle paydowns of
   fixed maturity investments               2,227    1,521    1,818
  Purchase of Fortis Financial Group         (683)      --       --
  Purchases of affiliates and other            --        5      (25)
                                          -------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES   (3,658)     (44)   2,423
                                          -------------------------
FINANCING ACTIVITIES
  Capital Contributions                       761       --       --
  Dividends paid                               --     (185)      --
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                    1,825   (1,103)  (2,710)
                                          -------------------------
    Net cash provided by (used for)
     financing activities                   2,586   (1,288)  (2,710)
                                          -------------------------
  Net increase (decrease) in cash              33        1       38
  Impact of foreign exchange                   (2)      --       --
  Cash -- beginning of year                    56       55       17
                                          -------------------------
  Cash -- end of year                     $    87  $    56  $    55
                                          -------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $   (69) $   173  $   111

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist acts should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For a discussion of the impact of the September 11 terrorist attack, see Note 3.)

Effective April 1, 2001, the Company adopted EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change. The transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were offsetting gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("OCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133.

Upon adoption, the Company also reclassified $20, net of tax, to Accumulated OCI -- Net Gain on Cash Flow Hedging Instruments from Accumulated OCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain of all derivatives that are designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(e).)

In September 2000, the Financial Accounting Standards Board ("FASB") issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of APB Opinion No. 25" ("FIN 44" or "the Interpretation"). FIN 44 clarifies the application of APB Opinion No. 25 regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination, and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards, and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 2000, Hartford Life adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB 101"). SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, the Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

The Company's cash flows were not impacted by adopting these changes in accounting principles.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale by requiring those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS No. 141 eliminates the pooling-of-interests method of accounting for business combinations requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill.

SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded; however, its fair value is periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested for impairment in the year of adoption, including an initial test performed within six months. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed by the end of the year.

SFAS No. 142 requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. The reassessment must be completed prior to the end of the first quarter of 2002.

All provisions of SFAS No. 142 will be applied beginning January 1, 2002 to goodwill and other intangible assets. Goodwill amortization totaled $4, after-tax, in 2001. Application of the non-amortization provisions of the statement are expected to result in an increase in net income of $6, after tax, in 2002. The Company is in the process of assessing the impacts from the implementation of the other provisions of SFAS No. 142.

(d) INVESTMENTS

Hartford Life's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at the outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(1), $(9) and $2 for the years ended December 31, 2001, 2000 and 1999, respectively. Under the terms of the contracts, the realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

In general, the Company's investments are adjusted for other than temporary impairments when it is determined that the Company is unable to recover its cost basis in the security. Impairment charges are included in net realized capital gains (losses). Factors considered in evaluating whether a decline in value is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer, and (c) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(e) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation, or (5) held for other risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the loss or gain on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in OCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or OCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other risk management purposes are reported in current period earnings as realized capital gains or losses. As of December 31, 2001, the Company carried $113 of derivative assets in other invested assets and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-120% of the inverse changes in the fair value or discounted cash flows of the hedged item. High effectiveness is calculated using a cumulative approach. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair-value, cash-flow, or foreign-currency hedge, or as held for other risk management purposes. However, in cases where (1) the host contract is measured at fair value, with changes in fair value reported in current earnings or (2) the Company is unable to reliably identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expires or is sold, terminated, or exercised; or (3) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in OCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2001, $1.9 billion of after-tax deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/ losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2001, the Company held $2.2 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the year ended December 31, 2001.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Effectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2001, the Company held $1.9 billion in derivative notional value related to this strategy. The Company also uses cash-flow hedges, in its anticipated purchase of fixed maturity investments.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains/losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2001, the Company held $215 in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to exactly offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2001, the Company held $149 in derivative notional value related to this strategy.

OTHER RISK MANAGEMENT ACTIVITIES

General

The Company's other risk management activities relate to strategies used to meet the following Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. For the year ended December 31, 2001, the Company recognized an after-tax net loss of $14 (reported as realized capital losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2001, the Company held $2.7 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

Risk Management Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable

Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may be at a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2001, the Company held $1.0 billion in derivative notional value related to this strategy.

Other

Periodically, the Company enters into swap agreements that have cash flows based upon the results of a referenced index or asset pool. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2001, the Company held $230 in derivative notional value related to this strategy.

The Company will issue an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 3-5 years. At December 31, 2001, the Company held $803 in derivative notional value related to this strategy.

(f) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder.

(g) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years.

Deferred policy acquisition costs related to investment contracts and universal life type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income. The average rate of assumed future investment yield used in estimating expected gross profits related to variable annuity and variable life business was 9.0% at December 31, 2001 and for all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5.0-8.5%.

Deferred policy acquisition costs related to traditional policies are amortized over the premium paying period of the related policies in proportion to the ratio of the present value of annual expected premium income to the present value of total expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2001        2000        1999
                                                                     -----------------------------
Commissions                                                          $ 976       $ 929       $ 887
Deferred acquisition costs                                            (957)       (916)       (899)
General insurance expenses and other                                   603         587         643
                                                                     -----------------------------
                                INSURANCE EXPENSES AND OTHER         $ 622       $ 600       $ 631
                                                                     -----------------------------

(h) FUTURE POLICY BENEFITS

Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(i) OTHER POLICYHOLDER FUNDS

Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $18.4 billion and $14.9 billion for the years ended December 31, 2001 and 2000, respectively, represent policyholder obligations.

The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(j) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts and premiums are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(k) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of international operations are generally their functional currencies.

(l) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 14%, 18% and 24% as of December 31, 2001, 2000 and 1999, respectively, of total life insurance in force. Dividends to policyholders were $68, $67 and $104 for the years ended December 31, 2001, 2000 and 1999, respectively. There were no additional amounts of income allocated to participating policyholders.

3. SEPTEMBER 11 TERRORIST ATTACK

As a result of the September 11 terrorist attack, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. FORTIS ACQUISITION

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. Hartford Life Insurance Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis. The purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc was made by Hartford Life and Accident Insurance Company, the Company's parent. The acquisition was accounted for using the purchase method and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

The assets and liabilities acquired in this transaction were generally recorded at estimated fair values as prescribed by applicable purchase accounting rules. In addition, an intangible asset representing the present value of future profits ("PVP") of the acquired business was established in the amount of $605. The PVP is amortized to expense in relation to the estimated gross profits of the underlying insurance contracts, and interest is accreted on the unamortized balance. For the year ended December 31, 2001, amortization of PVP amounted to $66. Goodwill of $169, representing the excess of the purchase price over the amount of net assets (including PVP) acquired, also has been recorded and was being amortized on a straight-line basis until January 1, 2002. (See
Note 2(c)).

The following is detail of the PVP activity as of December 31, 2001:

                                                                     2001
                                                                     ----
BEGINNING PVP BALANCE                                                $ --
Acquisition costs                                                     605
Accretion of interest                                                  29
Amortization                                                          (66)
                                                                     ----
                                          ENDING PVP BALANCE         $568
                                                                     ----

5. SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2001         2000         1999
                                                                   --------------------------------
Interest income from fixed maturities                              $1,105       $  959       $  934
Interest income from policy loans                                     304          305          391
Income from other investments                                          99           75           48
                                                                   --------------------------------
Gross investment income                                             1,508        1,339        1,373
Less: Investment expenses                                              13           13           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,495       $1,326       $1,359
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2001       2000        1999
                                                                   ---------------------------
Fixed maturities                                                   $(52)      $(106)      $(5)
Equity securities                                                  (17)           3         2
Real estate and other                                              (23)           9         1
Change in liability to policyholders for net realized
 capital losses (gains)                                              1            9        (2)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $(91)      $ (85)      $(4)
                                                                   ---------------------------

(c) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2001       2000       1999
                                                                   --------------------------
Gross unrealized capital gains                                     $ 1        $ 2        $ 9
Gross unrealized capital losses                                     (9)        (5)        (2)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (8)        (3)         7
Deferred income taxes                                               (2)        (1)         2
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (6)        (2)         5
Balance -- beginning of year                                        (2)         5          1
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(4)       $(7)       $ 4
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2001        2000        1999
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 497       $ 269       $  48
Gross unrealized capital losses                                     (288)       (231)       (472)
Unrealized capital (gains) losses credited to policyholders          (24)        (10)         24
                                                                   -----------------------------
Net unrealized capital gains (losses)                                185          28        (400)
Deferred income taxes                                                 65          10        (140)
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                    120          18        (260)
Balance -- beginning of year                                          18        (260)        183
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 102       $ 278       $(443)
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                             As of December 31, 2001
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                           1,179        26          (3)       1,202
States, municipalities and political subdivisions                        44         4          (1)          47
International governments                                               312        18          (3)         327
Public utilities                                                        994        14         (26)         982
All other corporate, including international                          8,829       266        (129)       8,966
All other corporate -- asset backed                                   5,816       142        (104)       5,854
Short-term investments                                                1,008        --          --        1,008
Certificates of deposit                                                 503        12         (20)         495
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $18,933      $497       $(288)     $19,142
                                                                   --------------------------------------------

                                                                             As of December 31, 2000
                                                                   --------------------------------------------
                                                                                Gross       Gross
                                                                   Amortized  Unrealized  Unrealized    Fair
                                                                     Cost       Gains       Losses      Value
                                                                   --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                         $   185      $ 16       $  --      $   201
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                             895        20          (9)         906
States, municipalities and political subdivisions                        79         5          (1)          83
International governments                                               269         7          (8)         268
Public utilities                                                        557         4         (10)         551
All other corporate, including international                          5,816       102        (153)       5,765
All other corporate -- asset backed                                   5,284       112         (39)       5,357
Short-term investments                                                  750        --          --          750
Certificates of deposit                                                 383         3         (11)         375
Redeemable preferred stock                                                1        --          --            1
                                                                   --------------------------------------------
                                           TOTAL FIXED MATURITIES   $14,219      $269       $(231)     $14,257
                                                                   --------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2001 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized            Fair
                                                        Cost              Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 2,516           $ 2,528
Over one year through five years                         6,762             6,856
Over five years through ten years                        5,229             5,277
Over ten years                                           4,426             4,481
                                                      ----------------------------
                                               TOTAL   $18,933           $19,142
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $4.6 billion, $3.0 billion and $3.4 billion, gross realized capital gains of $83, $29 and $153, and gross realized capital losses (including writedowns) of $135, $126 and $160, respectively. Sales of equity security investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $42, $15 and $7, respectively. Sales of equity security investments for the years ended
December 31, 2000 and 1999 resulted in gross realized capital gains of $5 and $2, respectively. There were no realized gains on sales of equity securities for the year ended December 31, 2001. Sales of equity security investments for the years ended December 31, 2001 and 2000 resulted in gross realized capital losses of $17 and $2, respectively. There were no realized capital losses on sales of equity security investments in 1999.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS
The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $5.1 billion at December 31, 2001 and $3.7 billion at December 31, 2000.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2001 and 2000 by derivative type and strategy is as follows:

                                                                                BY DERIVATIVE TYPE
                                                  -------------------------------------------------------------------------------
                                                  December 31, 2000                      Maturities/           December 31, 2001
                                                   Notional Amount    Additions      Terminations (1)(2)        Notional Amount
                                                  -------------------------------------------------------------------------------
        Caps                                            $  577          $   --              $   --                   $  577
        Floors                                             295              --                  --                      295
        Swaps/Forwards                                   2,618           1,553                 869                    3,302
        Futures                                            144             153                 220                       77
        Options                                             75             869                  50                      894
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

                                                                                    BY STRATEGY
                                                  -------------------------------------------------------------------------------
        Liability                                       $  661          $   17              $    1                   $  677
        Anticipatory                                       144             153                 220                       77
        Asset                                            2,764           2,405                 918                    4,251
        Portfolio                                          140              --                  --                      140
                                                  -------------------------------------------------------------------------------
                                       TOTAL            $3,709          $2,575              $1,139                   $5,145
                                                  -------------------------------------------------------------------------------

    (1) During 2001, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

    (2) When terminating certain hedging relationships, the Company will enter into a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. As of December 31, 2001 and 2000, the Company had notional values for offsetting portfolio strategies of $140 and offsetting asset strategies of $879.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2001 and 2000, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2001 and 2000 were as follows:

                                                           2001      2000
                                                         ------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored)                              $ 1        $3
  U.S. Gov't and Gov't agencies and authorities
   (guaranteed and sponsored -- asset backed)               53         4
                                                         ------------------
                                                           $54        $7
                                                         ------------------

At December 31, 2001 and 2000, Hartford Life Insurance Company had accepted collateral consisting of cash and U.S. Government securities with a fair value of $142 and $252, respectively. At December 31, 2001 and 2000, only cash collateral of $58 and $31, respectively, was recorded on the balance sheet in short-term investments and other liabilities. While Hartford Life Insurance Company is permitted by contract to sell or repledge the noncash collateral, none of the collateral has been sold or repledged at December 31, 2001 and 2000. As of December 31, 2001 and 2000 all collateral accepted was held in separate custodial accounts.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                               2001               2000
                                                         ------------------------------------
                                                         Carrying   Fair    Carrying   Fair
                                                          Amount    Value    Amount    Value
                                                         ------------------------------------
ASSETS
  Fixed maturities                                       $19,142   $19,142  $14,257   $14,257
  Equity securities                                           64        64       48        48
  Policy loans                                             3,278     3,278    3,573     3,573
  Other investments                                        1,136     1,136      784       785
LIABILITIES
  Other policyholder funds (1)                            15,648    15,514   11,676    11,305
                                                         ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $114.3 billion and $113.7 billion as of December 31, 2001 and 2000, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.2 billion and $104.1 billion as of December 31, 2001 and 2000, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $10.1 and $9.6 billion as of December 31, 2001 and 2000, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $575 and $697 as of December 31, 2001 and 2000, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income. Separate account management fees and other revenues were $1.2 billion, $1.3 billion, $1.1 billion in 2001, 2000 and 1999, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.4% and 6.6% as of December 31, 2001 and 2000, respectively. The assets that support these liabilities were comprised of $9.8 billion and $9.4 billion in fixed maturities as of December 31, 2001 and 2000, respectively, and $243 of other invested assets as of December 31, 2001. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $37 and $3 in carrying value and $3.2 billion and $3.5 billion in notional amounts as of December 31, 2001 and 2000, respectively.

9. STATUTORY RESULTS

                                For the years ended December 31,
                              ------------------------------------
                               2001           2000           1999
                              ------------------------------------
Statutory net income          $ (485)        $  283         $  151
                              ------------------------------------
Statutory capital and
 surplus                      $2,412         $1,972         $1,905
                              ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2002, without prior regulatory approval, is estimated to be $241.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus.

10. STOCK COMPENSATION PLANS

The Company's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2001 and 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the year ended December 31, 1999, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

11. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in the Company's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $11, $5 and $6 in 2001, 2000 and 1999, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2001, 2000 and 1999.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $6, $5 and $4 in 2001, 2000 and 1999, respectively.

12. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2001, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance greater than 10% of stockholder's equity.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $693, $578 and $397 for the years ended December 31, 2001, 2000 and 1999, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2001           2000           1999
                                                                     ------------------------------------
Gross                                                                $3,152         $2,885         $2,660
Reinsurance assumed                                                      79             44             95
Reinsurance ceded                                                      (980)          (723)          (710)
                                                                     ------------------------------------
                                                         NET         $2,251         $2,206         $2,045
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $178, $101 and $119 in 2001, 2000 and 1999, respectively, and accident and health premium of $418, $429 and $430, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 of premium from HLA in 1999. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

13. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing a separate federal income tax return.
Beginning in 2000, the Company was included in The Hartford's consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999. The Company's effective tax rate was 6%, 28% and 35% in 2001, 2000 and 1999, respectively.

Income tax expense (benefit) is as follows:

                                                                      For the years ended December 31,
                                                                     ----------------------------------
                                                                      2001          2000          1999
                                                                     ----------------------------------
Current                                                              $(202)         $121          $(50)
Deferred                                                               246            73           241
                                                                     ----------------------------------
                                          INCOME TAX EXPENSE         $  44          $194          $191
                                                                     ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                        For the years ended December 31,
                                                                       ----------------------------------
                                                                       2001           2000           1999
                                                                       ----------------------------------
Tax provision at the U.S. federal statutory rate                       $244           $238           $193
Municipal bond and other tax-exempt income                              (60)           (24)            --
IRS audit settlement (See Note 12(c))                                    --            (24)            --
Tax adjustment                                                         (144)            --             --
Other                                                                     4              4             (2)
                                                                       ----------------------------------
                                                       TOTAL           $ 44           $194           $191
                                                                       ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2001            2000
                                                              -----------------------------
Tax basis deferred policy acquisition costs                           $ 737           $ 749
Financial statement deferred policy acquisition costs and
 reserves                                                              (494)           (112)
Employee benefits                                                        12              (1)
Net unrealized capital losses (gains) on securities                    (102)             (9)
Investments and other                                                  (164)           (388)
                                                              -----------------------------
                                                       TOTAL          $ (11)          $ 239
                                                              -----------------------------

Hartford Life Insurance Company had a current tax receivable of $144 and $96 as of December 31, 2001 and 2000, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2001.
14. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $55, $56 and $47 in 2001, 2000 and 1999, respectively.

15. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $14 and $9 in 2001, 2000 and 1999, respectively. Future minimum rental commitments are as follows:

2002                   $     15
2003                         13
2004                         13
2005                         13
2006                         13
Thereafter                   41
                       --------
                TOTAL  $    108
                       --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $11, $10 and $9 in 2001, 2000 and 1999, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). In August 2001, the Company recorded a $130 benefit, primarily the result of the favorable treatment of certain tax matters related to separate account investment activity arising during the 1996-2000 tax years. During 2000, the Company recorded a $24 tax benefit as a result of a settlement with the IRS with respect to certain similar tax matters for the 1993-1995 tax years.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examination and other tax related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2001, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $189. These capital commitments can be called by the partnerships during a 3-6 year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

16. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                          For the years ended December 31,
                                                         ----------------------------------
                                                            2001        2000        1999
                                                         ----------------------------------
TOTAL REVENUES
  Investment Products                                     $  2,114    $  2,068    $  1,884
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
  Other                                                         50          69         112
                                                         ----------------------------------
                                         TOTAL REVENUES   $  3,655    $  3,447    $  3,400
                                                         ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                     $    867    $    724    $    699
  Individual Life                                              204         142         169
  COLI                                                         352         366         431
  Other                                                         72          94          60
                                                         ----------------------------------
                            TOTAL NET INVESTMENT INCOME   $  1,495    $  1,326    $  1,359
                                                         ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PVP
  Investment Products                                     $    413    $    477    $    411
  Individual Life                                              153         127         128
  COLI                                                          --          --          --
  Other                                                         --          --          --
                                                         ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
 AND PRESENT VALUE OF FUTURE PROFITS                      $    566    $    604    $    539
                                                         ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                     $    111    $    150    $    159
  Individual Life                                               54          38          37
  COLI                                                          17          19          15
  Other                                                       (138)        (13)        (20)
                                                         ----------------------------------
                               TOTAL INCOME TAX EXPENSE   $     44    $    194    $    191
                                                         ----------------------------------
NET INCOME (LOSS)
  Investment Products                                     $    375    $    354    $    300
  Individual Life                                              106          70          68
  COLI                                                          36          35          28
  Other                                                        129          28         (35)
                                                         ----------------------------------
                                       TOTAL NET INCOME   $    646    $    487    $    361
                                                         ----------------------------------
ASSETS
  Investment Products                                     $106,497    $106,553    $106,352
  Individual Life                                            9,248       6,558       5,962
  COLI                                                      26,835      23,384      20,198
  Other                                                      2,853       2,340       2,453
                                                         ----------------------------------
                                           TOTAL ASSETS   $145,433    $138,835    $134,965
                                                         ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                  $  1,392    $  1,447    $  1,313
    Other                                                      722         621         571
                                                         ----------------------------------
                              TOTAL INVESTMENT PRODUCTS      2,114       2,068       1,884
                                                         ----------------------------------
  Individual Life                                              774         545         574
  COLI                                                         717         765         830
                                                         ----------------------------------

17. QUARTERLY RESULTS FOR 2001 AND 2000 (UNAUDITED)

                                                                   Three Months Ended
                                         March 31,            June 30,         September 30,        December 31,
                                     ------------------------------------------------------------------------------
                                       2001      2000      2001      2000      2001      2000      2001       2000
                                     ------------------------------------------------------------------------------
Revenues                               $879      $838      $931      $831      $917      $919      $928     $  859
Benefits, claims and expenses           685       645       746       682       759       730       769        709
Net income                              135       128       129       130       265       129       117        100
                                     ------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                                                    Amount at
                                                         Fair      which shown
                           Type of Investment   Cost     Value   on Balance Sheet
                                               ----------------------------------
FIXED MATURITIES
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)  $   247  $   260      $   260
  U.S. Government and Government agencies and
   authorities (guaranteed and sponsored) --
   asset backed                                  1,179    1,202        1,202
  States, municipalities and political
   subdivisions                                     44       47           47
  International governments                        312      327          327
  Public utilities                                 994      982          982
  All other corporate, including
   international                                 8,829    8,966        8,966
  All other corporate -- asset backed            5,816    5,854        5,854
  Short-term investments                         1,008    1,008        1,008
  Certificates of deposit                          503      495          495
  Redeemable preferred stock                         1        1            1
                                               ----------------------------------
                       TOTAL FIXED MATURITIES   18,933   19,142       19,142
                                               ----------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                      71       64           64
                                               ----------------------------------
                      TOTAL EQUITY SECURITIES       71       64           64
                                               ----------------------------------
 TOTAL FIXED MATURITIES AND EQUITY SECURITIES   19,004   19,206       19,206
                                               ----------------------------------
Policy Loans                                     3,278    3,278        3,278
                                               ----------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                    256      256          256
  Investment in partnerships and trusts            701      721          721
  Futures, options and miscellaneous                84      159          159
                                               ----------------------------------
                      TOTAL OTHER INVESTMENTS    1,041    1,136        1,136
                                               ----------------------------------
                            TOTAL INVESTMENTS  $23,323  $23,620      $23,620
                                               ----------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                     Deferred
                                      Policy      Future      Other                     Earned         Net
                                    Acquisition   Policy   Policyholder   Policy       Premiums     Investment
Segment                                Costs     Benefits     Funds        Fees       and Other       Income
                                    --------------------------------------------------------------------------

2001
Investment Products                   $3,592      $4,211     $11,106      $1,249        $  (2)        $  867
Individual Life                        1,170         506       2,945         555           15            204
Corporate Owned Life Insurance             8         321       4,120         353           12            352
Other                                     --       1,012         241          --           69             72
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,770      $6,050     $18,412      $2,157        $  94         $1,495
                                    --------------------------------------------------------------------------
2000
                                    --------------------------------------------------------------------------
Investment Products                   $3,292      $3,293     $ 8,287      $1,325        $  19         $  724
Individual Life                        1,033         274       1,984         394            9            142
Corporate Owned Life Insurance            --         283       4,645         390            9            366
Other                                     --         978          31          --           60             94
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,325      $4,828     $14,947      $2,109        $  97         $1,326
                                    --------------------------------------------------------------------------
1999
                                    --------------------------------------------------------------------------
Investment Products                   $3,099      $2,744     $ 8,859      $1,148        $  37         $  699
Individual Life                          914         270       1,880         388           17            169
Corporate Owned Life Insurance            --         321       5,244         399           --            431
Other                                     --         997          21          --           56             60
                                    --------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS              $4,013      $4,332     $16,004      $1,935        $ 110         $1,359
                                    --------------------------------------------------------------------------

                                              Benefits,             Amortization
                                      Net     Claims and Insurance  of Deferred
                                    Realized    Claim    Expenses      Policy
                                    Capital   Adjustment    and     Acquisition   Dividends to
Segment                              Losses    Expenses    Other       Costs      Policyholders
                                    -----------------------------------------------------------
2001
Investment Products                   $ --      $  801     $ 415        $413          $ --
Individual Life                         --         330       128         153             2
Corporate Owned Life Insurance          --         514        84          --            66
Other                                  (91)         58        (5)         --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(91)     $1,703     $ 622        $566          $ 68
                                    -----------------------------------------------------------
2000
                                    -----------------------------------------------------------
Investment Products                   $ --      $  686     $ 401        $477          $ --
Individual Life                         --         216        94         127            --
Corporate Owned Life Insurance          --         545        99          --            67
Other                                  (85)         48         6          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $(85)     $1,495     $ 600        $604          $ 67
                                    -----------------------------------------------------------
1999
                                    -----------------------------------------------------------
Investment Products                   $ --      $  660     $ 354        $411          $ --
Individual Life                         --         254        87         128            --
Corporate Owned Life Insurance          --         621        62          --           104
Other                                   (4)         39       128          --            --
                                    -----------------------------------------------------------
 CONSOLIDATED OPERATIONS              $ (4)     $1,574     $ 631        $539          $104
                                    -----------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                         Percentage of
                                                     Gross    Ceded to Other   Assumed From      Net         Amount
                                                     Amount     Companies     Other Companies   Amount   Assumed to Net
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2001
Life insurance in force                             $354,961     $170,359         $43,374      $227,976      19.0%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,637     $    486         $    63      $  2,214       2.8%
Accident and health insurance                            515          494              16            37      43.2%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  3,152     $    980         $    79      $  2,251       3.5%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                             $348,605     $145,529         $10,219      $213,295       4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,414     $    271         $    35      $  2,178       1.6%
Accident and health insurance                            471          452               9            28      32.1%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,885     $    723         $    44      $  2,206       2.0%
                                                    -------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                             $307,970     $131,162         $11,785      $188,593       6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities                        $  2,212     $    275         $    84      $  2,021       4.2%
Accident and health insurance                            448          435              11            24      45.8%
                                                    -------------------------------------------------------------------
                          TOTAL FEE INCOME, EARNED
                                PREMIUMS AND OTHER  $  2,660     $    710         $    95      $  2,045       4.6%
                                                    -------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

         (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of ICMG Registered Variable Life Separate Account A.(1)

         (b)      Not Applicable.

         (c)(1)   Principal Underwriting Agreement.(2)

         (c)(2)   Form of Selling Agreement.(3)

         (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

         (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(2)

         (f) Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.(5)

         (g)      Contracts of Reinsurance.(6)

         (h)      Form of Participation Agreement.(6)

         (i)      Not Applicable.

         (j)      Not Applicable.

         (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (l)      Opinion and Consent of James M. Hedreen, FSA, MAAA.

         (m)      Not Applicable.

         (n)      Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

         (o)      No financial statement will be omitted.

         (p)      Not Applicable.

         (q)      Memorandum describing transfer and redemption procedures.(5)

         (r)      Power of Attorney.

         (s)      Organizational Chart.(7)

--------------------
(1) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-60515, dated August 3, 1998.
(2) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 33-63731, dated October 30, 1995.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-63731, dated
         May 21, 1996.
(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.
(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.
(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-60515, dated
         April 15, 1999.
(7) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, File No. 333-69485, filed on April 8, 2002.

Item 28. Directors and Officers.

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s)

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

        (a) HESCO acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
               Account
             Hartford Life Insurance Company - ICMG Registered Variable
               Life Separate Account A
             Hartford Life and Annuity Insurance Company - Separate
               Account VL I
             Hartford Life and Annuity Insurance Company - Separate
               Account VL II
             Hartford Life and Annuity Insurance Company - ICMG Registered
               Variable Life Separate Account One

        (b)  Directors and Officers of HESCO

                                         POSITIONS AND OFFICES
              NAME                          WITH UNDERWRITER
              ----                       ---------------------
         David A. Carlson             Vice President
         Timothy M. Fitch             Senior Vice President and Actuary
         George R. Jay                Controller
         Robert A. Kerzner            Executive Vice President, Director
         Joseph F. Mahoney            Vice President
         Thomas M. Marra              President, Chief Executive Officer and
                                      Chairman of the Board, Director
         Christine Hayer Repasy       Senior Vice President, General Counsel and
                                      Corporate Secretary, Director
         John C. Walters              Executive Vice President

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                               SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and duly caused this registration statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of April, 2002.

ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT A
 (Registrant)

By:  David T. Foy
     --------------------------------
     David T. Foy, Senior Vice President*    *By: /s/ Marianne O'Doherty
                                                 --------------------------
                                                 Marianne O'Doherty
                                                 Attorney-In-Fact
HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:  David T. Foy
     --------------------------------
     David T. Foy, Senior Vice President*


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board,
     Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,      *By:  /s/ Marianne O'Doherty
     Director*                                        ------------------------
John C. Walters, Executive Vice President,                Marianne O'Doherty
     Director*                                            Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                     Date: April 10, 2002
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*



333-60515

                                      EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2       Opinion and Consent of James M. Hedreen, FSA, MAAA.

1.3       Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4       Power of Attorney.